UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2019

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

Beginning on April 29, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Fund (“VIDI” or the “Fund”). The following information pertains to the six-month period of September 1, 2018 through February 28, 2019 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks with more favorable valuations and with a confirming price trend.

The Fund had negative performance during the fiscal period ending on February 28, 2019. The market price for VIDI decreased 0.91% and the NAV decreased 0.93%, while the MSCI ACWI ex USA NTR USD Index, a broad market index, detracted 2.47% over the same period. The Fund’s Index fell 0.70%. Meanwhile, outstanding shares ended the period at 24,300,000.

For the Period, the largest positive contributor to return was JBS SA (JBSS3 BZ), adding 0.32% to the return of the Fund, gaining 56.96% with an average weighting of 0.59%. The second largest contributor to return was Turkiye Garanti Bankasi AS (GARAN TI), adding 0.28% to the return of the Fund, gaining 86.04% with an average weighting of 0.49%. The third largest contributor to return was Turkiye Is Bankasi AS (ISCTR TI), adding 0.25% to the return of the Fund, gaining 80.71% with an average weighting of 0.40%.

For the Period, the largest negative contributor to return was Mallinckrodt PLC (MNK US), detracting 0.24% from the return of the Fund, declining 27.57% with an average weighting of 0.60%. The security contributing second-most negatively was Plus500 Ltd (PLUS LN), detracting 0.18% from the return of the Fund, and declining 44.47% with an average weighting of 0.41%. The third largest negative contributor to return was United Microelectronics Corp (2303 TT), detracting 0.17% from the return of the Fund, and declining 34.68% with an average weight of 0.31%.

For the Period, the best performing security in the Fund was Turkiye Garanti Bankasi AS (GARAN TI), gaining 86.04% and contributing 0.28% to the return of the Fund. The second-best performing security for the Period was Turkiye Vakiflar Bankasi TAO (VAKBN TI), gaining 85.07% and contributing 0.13% to the return of the Fund. The third-best performing security was Turkiye Is Bankasi AS (ISCTR TI), gaining 80.71% for the Period and contributing 0.25% to the return of the Fund.

For the Period, the worst performing security in the Fund was Leopalace21 Corp (8848 JP), declining 52.74% and reducing the return of the Fund by 0.03%. The

VIDENT INTERNATIONAL EQUITY FUND

second-worst performing security in the Fund was Plus500 Ltd (PLUS LN), declining 44.47% and reducing the return of the Fund by 0.18%. The third-worst performing security in the Fund was GAM Holding AG (GAM SW), declining 43.66% and reducing the return of the Fund by 0.12%.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Equity Fund (“VUSE” or the “Fund”). The following information pertains to the six-month period of September 1, 2018 through February 28, 2019. The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Stock Index (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had negative performance during the fiscal period ending on February 28, 2019. The market price for VUSE decreased 9.81% and the NAV decreased 9.99%, while the S&P 500 Index, a broad market index, detracted 3.04% over the same period. The Fund’s Index fell 9.90%. Meanwhile, outstanding shares ended the Period at 16,200,000.

For the Period, the largest positive contributor to return was Gray Television Inc (GTN US), adding 0.15% to the return of the Fund, gaining 31.12% with an average weighting of 0.08%. The second largest contributor to return was AES Corp/VA (AES US), adding 0.14% to the return of the Fund, gaining 30.23% with an average weighting of 0.60%. The third largest contributor to return was Spirit Airlines Inc (SAVE US), adding 0.14% to the return of the Fund, gaining 23.78% with an average weighting of 0.60%.

For the Period, the largest negative contributor to return was PG&E Corp (PCG US), detracting 0.46% from the return of the Fund, declining 82.70% with an average weighting of 0.33%. The security contributing second-most negatively was United Natural Foods Inc (UNFI US), detracting 0.29% from the return of the Fund, and declining 63.11% with an average weighting of 0.25%. The third largest negative contributor to return was Avanos Medical Inc (AVNS US), detracting 0.24% from the return of the Fund, and declining 36.82% with an average weight of 0.43%.

For the Period, the best performing security in the Fund was Tech Data Corp (TECD US), gaining 40.51% and contributing 0.14% to the return of the Fund. The second-best performing security for the period was Federated Investors Inc (FII US), gaining 31.12% and contributing 0.12% to the return of the Fund. The third-best performing security was Gray Television Inc (GTN US), gaining 31.12% for the period and contributing 0.15% to the return of the Fund.

VIDENT CORE U.S. EQUITY FUND

For the Period, the worst performing security in the Fund was PG&E Corp (PCG US), declining 82.70% and reducing the return of the Fund by 0.46%. The second-worst performing security in the Fund was United Natural Foods Inc (UNFI US), declining 63.11% and reducing the return of the Fund by 0.29%. The third-worst performing security in the Fund was Owens & Minor Inc (OMI US), declining 54.18% and reducing the return of the Fund by 0.12%.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Vident Core U.S. Bond Strategy ETF Shareholders,

Thank you for your investment in the Vident Core U.S. Bond Strategy ETF (the “Fund” or “VBND”). The information presented in this Report relates to the operations of VBND for the six-month period between September 1, 2018, our last fiscal year-end, and February 28, 2019 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Bond Index developed by Vident Financial, LLC (the “Index Provider”). This index strategy seeks to diversify interest rate and credit risks through the application of time-tested principles developed by Vident Financial. It applies a systematic, rules-based selection process and diversifies across fixed-income sectors, screening corporate bond issuers for strong leadership and governance and creditworthiness.

For this six-month period ended on February 28, 2019, the Fund’s total return (based on its share price) was 2.27%.  At the NAV level, its return was 2.14%. The Fund’s index returned 4.11%. VBND made regular quarterly distributions to shareholders during this semi-annual Period.

In the fixed income market, interest rates continued their steady, upward climb through the first couple months of this Period.  In fact, the yield on the 5-year Treasury note crested near 3.1% yield in early November, a level that the market had not seen since prior to the 2008 financial crisis. But market conditions for fixed income would quickly change. Fueled by international uncertainty surrounding Brexit and U.S.-China trade negotiations and by volatility and losses in the equity markets, investors moved to the perceived safety of fixed income in the final quarter of 2018.  By the end of the year, the yield on the 5-year Treasury note had fallen toward 2.5%.

Fixed income investments have been further supported in 2019 by a modification in Federal Reserve policy.  After steadily marching the Federal funds rate higher from 0.25% in late 2016 to 2.25% this past December, the Federal Reserve announced a willingness to exercise “patience” concerning future adjustments to the funds rate. This more dovish posture by the Federal Reserve sent yields lower and further steepened the yield curve. Riskier areas of the investment marketplace, such as corporate bonds and equities, also moved higher on the announcement.

The Period did see two quarterly rebalances for VBND, one occurring at the end of October and one at the end of January.  The October rebalance had a decidedly “risk-off” tone to it, as the allocation to Investment Grade corporate debt was reduced to 10% and High Yield debt remained at 10%. Over half of the portfolio was invested in US Treasury debt during this time.  In contrast, the January rebalance adopted a much more “risk-on” posture.  The Investment Grade corporate allocation was raised to 25% and the High Yield corporate allocation was raised to 20%, both at the top end of their respective ranges.

VIDENT CORE U.S. BOND STRATEGY ETF

We appreciate your investment in the Vident Core U.S. Bond Strategy ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 11-47.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity Index™ (Bloomberg Symbol: VIDIX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.  The Vident Core U.S. Equity Index™ (Bloomberg Symbol: VIUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing. The Vident Core U.S. Bond Strategy Index™ (Bloomberg Symbol: VBNDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds. It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2019 (Unaudited)

Percentage of
Country	Net Assets
Republic of Korea	7.5%
Hong Kong	7.4%
Japan	7.2%
Singapore	7.0%
Turkey	6.0%
Germany	5.8%
Norway	5.4%
Switzerland	5.2%
Australia	4.4%
United Kingdom	4.4%
Thailand	4.2%
Canada	4.1%
Mexico	3.5%
Taiwan	2.6%
France	2.6%
Russian Federation	2.5%
Malaysia	2.4%
Netherlands	2.4%
Brazil	2.2%
Ireland	2.0%
China	1.9%
Italy	1.7%
Sweden	1.7%
Chile	1.1%
Belgium	0.9%
Israel	0.9%
South Africa	0.8%
Indonesia	0.5%
Poland	0.5%
Spain	0.5%
Portugal	0.3%
India	0.0	%(a)
Short-Term Investments	0.0	%(a)
Investments Purchased
with Proceeds from
Securities Lending	3.3%
Liabilities in Excess
of Other Assets	(2.9)%
Total	102.9%

(a)	Less than 0.05%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2019 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	17.2%
Financials	16.5%
Consumer Discretionary	12.3%
Healthcare	11.3%
Industrials	11.2%
Communication Services	8.1%
Consumer Staples	6.8%
Energy	6.0%
Utilities	3.8%
Materials	3.7%
Real Estate	2.9%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	2.5%
Liabilities in Excess of Other Assets	(2.4)%
Total	102.4%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of February 28, 2019 (Unaudited)

Percentage of
Asset Type	Net Assets
Corporate Bonds	45.0%
U.S. Government Notes/Bonds	41.2%
Mortgage Backed Securities – U.S. Government Agency	11.5%
U.S. Government Agency Issues	1.4%
Short-Term Investments	9.8%
Liabilities in Excess of Other Assets	(0.9)%
Total	108.9%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 98.3%

	Australia – 4.4%
194,776	AGL Energy Ltd.	$2,939,142
72,101	Coles Group Ltd. (a)	581,187
371,269	Downer EDI Ltd.	1,965,197
447,041	Fortescue Metals Group Ltd. (b)	1,927,367
666,733	Harvey Norman Holdings Ltd. (b)	1,707,650
312,701	Metcash Ltd.	580,650
164,090	Mineral Resources Ltd.	1,756,965
272,405	OZ Minerals Ltd.	1,996,166
629,123	Qantas Airways Ltd.	2,564,688
1,174,388	South32 Ltd.	3,266,877
1,152,851	Telstra Corporation Ltd.	2,567,213
85,545	Wesfarmers Ltd.	2,019,368
814,370	Whitehaven Coal Ltd.	2,549,288
		26,421,758

	Belgium – 0.9%
95,322	Proximus SADP	2,521,470
33,587	UCB SA	2,817,944
		5,339,414
	Brazil – 1.7%
267,641	EDP – Energias do Brasil SA	1,241,771
324,746	Hypera SA	2,338,015
806,093	JBS SA	2,908,190
276,628	Qualicorp Consultoria e Corretora de Seguros SA	1,135,206
744,843	TIM Participacoes SA	2,367,450
		9,990,632

	Canada – 4.1%
138,452	Air Canada (a)	3,480,748
128,248	Empire Company Ltd. – Class A	2,976,873
349,529	Hudbay Minerals, Inc.	2,348,771
67,119	iA Financial Corporation, Inc.	2,573,150
41,425	Loblaw Companies Ltd.	2,061,499
53,049	Magna International, Inc.	2,797,056
136,087	Power Corporation of Canada	2,902,569
129,869	Teck Resources Ltd. – Class A	2,908,001
50,867	West Fraser Timber Company Ltd.	2,501,637
		24,550,304

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.3% (Continued)

	Chile – 1.1%
34,640,797	Banco Santander Chile (a)	$2,766,715
93,714	Empresas COPEC SA	1,273,706
14,493,628	Enel Americas SA	2,523,229
		6,563,650

	China – 1.9%
3,288,000	China Communications Services Corporation Ltd.	3,304,838
928,500	China Shenhua Energy Company Ltd.	2,289,964
5,506,000	China Telecom Corporation Ltd.	2,981,032
1,759,000	CNOOC Ltd.	3,034,072
		11,609,906

	France – 2.6%
239,239	Air France-KLM (a)	2,957,150
48,600	AXA SA	1,233,830
57,240	Casino Guichard Perrachon SA (b)	3,030,196
91,851	Criteo SA – ADR (a)	2,492,836
186,761	Engie SA	2,817,822
119,847	Peugeot SA	3,051,479
		15,583,313

	Germany – 5.0%
13,955	Allianz SE	3,108,209
34,732	Covestro AG (c)	1,983,013
120,140	Deutsche Lufthansa AG	3,071,252
175,892	Deutsche Telekom AG	2,901,190
282,838	E.ON SE	3,119,241
20,331	Hannover Rueck SE	3,032,784
35,659	Hella KGaA Hueck & Company	1,616,083
1,321	HOCHTIEF AG (b)	209,690
25,929	Leoni AG	708,022
27,388	Merck KGaA	2,831,144
11,332	METRO AG	190,525
13,174	Muenchener Rueckversicherungs-
	Gesellschaft AG in Muenchen – Class R	3,106,771
130,510	RWE AG	3,189,224
56,058	Suedzucker AG	820,581
		29,887,729

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.3% (Continued)

	Hong Kong – 7.4%
283,000	China Mobile Ltd.	$2,977,885
4,518,000	China Oriental Group Company Ltd.	3,027,425
798,400	China Taiping Insurance Holdings Company Ltd.	2,471,543
2,624,000	China Unicom Hong Kong Ltd.	3,112,110
360,000	CK Asset Holdings Ltd.	2,987,847
247,000	CLP Holdings Ltd.	2,926,317
25,500	Hong Kong Exchanges and Clearing Ltd.	879,041
1,926,000	IGG, Inc.	2,738,179
447,500	Kerry Properties Ltd.	1,869,857
2,800,000	Kunlun Energy Company Ltd.	3,074,728
6,318,000	Maanshan Iron & Steel Company Ltd.	3,010,181
2,858,000	Nine Dragons Paper Holdings Ltd.	2,963,658
1,880,500	Sinotruk Hong Kong Ltd. (b)	3,420,920
256,000	Swire Pacific Ltd. – Class A (b)	3,044,358
3,400,500	WH Group Ltd. (c)	3,019,374
2,378,000	Xinyi Glass Holdings Ltd. (b)	2,726,439
		44,249,862

	India – 0.0% (d)
16,532	Tata Motors Ltd. – ADR (a)	206,650

	Indonesia – 0.5%
16,774,800	Perusahaan Gas Negara Persero Tbk PT	3,028,825

	Ireland – 2.0%
4,824	Adient PLC – ADR	93,779
18,403	Allergan PLC	2,534,277
21,281	ICON PLC (a)	2,978,914
145,298	Mallinckrodt PLC (a)	3,626,638
33,364	Medtronic PLC	3,019,442
		12,253,050

	Israel – 0.9%
872,365	Israel Discount Bank Ltd.	3,084,332
70,678	Mizrahi Tefahot Bank Ltd.	1,354,199
49,142	Tower Semiconductor Ltd. (a)(b)	885,550
		5,324,081

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.3% (Continued)

	Italy – 1.7%
167,004	Assicurazioni Generali SpA	$2,984,693
494,135	Enel SpA	2,993,428
176,684	Eni SpA	3,051,264
502,328	UnipolSai Assicurazioni SpA (b)	1,256,120
		10,285,505

	Japan – 7.2%
103,200	Alfresa Holdings Corporation	2,989,759
189,700	Astellas Pharma, Inc.	2,928,489
74,400	Bridgestone Corporation	2,936,033
125,100	Dai Nippon Printing Company Ltd.	2,897,123
69,800	FUJIFILM Holdings Corporation	3,129,463
98,000	Honda Motor Company Ltd.	2,775,728
199,500	Isuzu Motors Ltd.	2,859,345
80,000	Japan Airlines Company Ltd.	2,921,308
62,700	Leopalace21 Corporation (b)	135,741
131,000	Medipal Holdings Corporation	3,054,941
187,600	Nikon Corporation	2,841,301
56,600	Sankyo Company Ltd.	2,084,621
3,200	Sumitomo Dainippon Pharma Company Ltd.	78,965
86,000	Sumitomo Heavy Industries Ltd.	2,943,406
54,700	Suzuken Company Ltd.	2,997,395
59,500	Tokio Marine Holdings, Inc.	2,900,171
178,100	Toppan Printing Company Ltd.	2,835,009
		43,308,798

	Malaysia – 2.4%
3,988,300	AirAsia Bhd (a)	2,716,732
320,700	CIMB Group Holdings Bhd	461,354
1,622,600	Genting Bhd	2,940,750
1,254,400	Malayan Banking Bhd	2,939,735
488,600	MISC Bhd	829,052
1,289,600	Petronas Chemicals Group Bhd	2,923,918
3,210,100	Sime Darby Bhd	1,713,001
		14,524,542

	Mexico – 3.5%
2,337,047	Alfa SAB de CV – Class A	2,658,498

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.3% (Continued)

	Mexico – 3.5% (Continued)
3,647,366	America Movil SAB de CV – Class L	$2,619,654
512,070	Fibra Uno Administracion SA de CV (e)	711,919
315,957	Fomento Economico Mexicano SAB de CV	2,866,963
15,677	Gruma SAB de CV – Class B	169,921
497,243	Grupo Aeroportuario del Centro
	Norte SAB de CV – Class B	2,835,409
518,918	Grupo Financiero Banorte SAB de CV – Class O	2,827,051
1,262,958	Grupo Mexico SAB de CV – Class B	3,176,148
1,067,397	Wal-Mart de Mexico SAB de CV	2,764,108
		20,629,671

	Netherlands – 2.4%
439,341	Aegon NV	2,365,325
62,429	ASR Nederland NV	2,753,959
45,305	EXOR NV	2,790,968
176,127	Fiat Chrysler Automobiles NV (a)	2,603,629
113,906	Koninklijke Ahold Delhaize NV	2,941,070
24,056	Signify NV (c)	639,620
		14,094,571

	Norway – 5.4%
90,397	Aker BP ASA (b)	3,067,389
163,426	DNB ASA (b)	3,136,041
1,540,029	DNO ASA	3,280,472
131,104	Equinor ASA	2,950,699
357,653	Leroy Seafood Group ASA (b)	2,699,221
130,841	Mowi ASA (b)	3,022,093
633,841	Norsk Hydro ASA	2,628,396
352,122	Orkla ASA (b)	2,777,785
56,040	Salmar ASA	2,689,742
384,187	Storebrand ASA	3,057,709
148,421	Telenor ASA	2,897,599
		32,207,146

	Poland – 0.5%
76,027	Polski Koncern Naftowy ORLEN SA	2,050,325
341,992	Polskie Gornictwo Naftowe i Gazownictwo SA	626,329
		2,676,654

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.3% (Continued)

	Portugal – 0.3%
6,315,199	Banco Comercial Portugues SA	$1,733,068

	Republic of Korea – 7.5%
32,628	Daelim Industrial Company Ltd.	2,715,374
71,887	GS Engineering & Construction Corporation	2,735,630
33,102	GS Holdings Corporation	1,577,547
79,103	Hankook Tire Company Ltd. (a)	3,006,716
153,840	Hanwha Chemical Corporation	3,200,725
54,822	Hyundai Engineering & Construction Company Ltd.	2,788,138
15,973	Hyundai Mobis Company Ltd.	3,131,543
91,604	Kia Motors Corporation	2,976,906
5,829	Korea Electric Power Corporation (a)	180,618
265	Korea Zinc Company Ltd. (a)	107,560
166,708	LG Display Company Ltd. (a)	3,149,769
21,347	LG Electronics, Inc.	1,338,102
196,032	LG Uplus Corporation	2,614,457
77,902	Samsung Electronics Company Ltd.	3,123,838
11,646	Samsung Fire & Marine Insurance Company Ltd.	3,121,960
87,336	SFA Engineering Corporation	3,230,353
49,177	SK Hynix, Inc.	3,060,718
12,439	SK Telecom Company Ltd.	2,881,088
		44,941,042

	Russian Federation – 2.5%
613,156	Gazprom PJSC – ADR	2,908,812
37,241	Lukoil PJSC	3,098,451
70,556	Magnit PJSC – GDR (f)	1,013,184
316,882	Mobile TeleSystems PJSC – ADR	2,449,498
33,408	Novolipetsk Steel PJSC – GDR (f)	796,112
277,934	Rosneft Oil Company PJSC – GDR (f)	1,664,825
61,329	Severstal PJSC – GDR (f)	947,533
26,888	Tatneft PJSC – ADR	1,898,293
		14,776,708

	Singapore – 7.0%
314,900	BOC Aviation Ltd. (c)	2,723,854
1,207,800	CapitaLand Ltd.	3,057,043
1,740,000	CapitaLand Mall Trust	3,090,586

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.3% (Continued)

	Singapore – 7.0% (Continued)
1,803,400	ComfortDelGro Corporation Ltd.	$3,189,850
3,623,400	Genting Singapore Ltd.	2,735,249
1,359,420	Hutchison Port Holdings Trust	312,666
109,700	Jardine Cycle & Carriage Ltd.	2,706,778
95,571	Kulicke and Soffa Industries, Inc.	2,228,716
343,400	Oversea-Chinese Banking Corporation Ltd.	2,810,838
311,100	Singapore Airlines Ltd.	2,304,700
785,700	Singapore Technologies Engineering Ltd.	2,174,747
1,307,400	Singapore Telecommunications Ltd.	2,922,105
151,719	United Overseas Bank Ltd.	2,809,361
257,600	Venture Corporation Ltd.	3,393,487
1,035,300	Wilmar International Ltd.	2,451,865
2,947,500	Yangzijiang Shipbuilding Holdings Ltd.	3,119,394
		42,031,239

	South Africa – 0.8%
65,007	Barloworld Ltd.	583,075
274,992	Imperial Logistics Ltd.	1,260,152
623,799	Telkom SA SOC Ltd.	3,106,572
		4,949,799

	Spain – 0.5%
172,196	Repsol SA	2,965,719

	Sweden – 1.7%
126,073	Electrolux AB – Class A	3,301,141
56,473	Getinge AB	668,387
82,110	ICA Gruppen AB	3,157,837
61,143	Investor AB Series B – Class A	2,732,348
		9,859,713

	Switzerland – 5.2%
18,803	Baloise Holding AG	3,076,580
22,138	Chubb Ltd.	2,964,278
43,098	Garmin Ltd.	3,618,939
4,724	Helvetia Holding AG	2,840,470
32,870	Novartis AG	3,003,900
11,277	Roche Holding AG	3,139,040

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.3% (Continued)

	Switzerland – 5.2% (Continued)
16,116	Sunrise Communications Group AG (c)	$1,197,942
6,982	Swiss Life Holding AG	3,048,755
30,436	Swiss Re AG	3,019,158
4,996	Swisscom AG	2,317,458
9,266	Zurich Insurance Group AG	3,069,444
		31,295,964

	Taiwan – 2.6%
7,296,000	AU Optronics Corporation	2,690,676
586,000	Innolux Corporation	195,165
2,069,000	Lite-On Technology Corporation	2,994,946
1,101,000	Radiant Opto-Electronics Corporation	3,276,903
4,201,000	Unimicron Technology Corporation	3,289,656
1,154,000	Zhen Ding Technology Holding Ltd.	3,352,155
		15,799,501

	Thailand – 4.2%
1,583,500	Bangchak Corporation PCL	1,658,247
443,900	Bangkok Bank PCL	2,944,073
3,041,000	Esso Thailand PCL	1,051,865
303,400	Kasikornbank PCL – NVDR	1,901,515
4,715,800	Krung Thai Bank PCL – NVDR (b)	2,888,217
725,000	PTT Exploration & Production PCL – NVDR	2,864,340
1,287,500	PTT Global Chemical PCL – NVDR	2,941,690
1,867,170	PTT PCL – NVDR	2,873,709
727,800	Siam Commercial Bank PCL – NVDR (b)	3,094,810
1,255,200	Thai Oil PCL – NVDR	2,877,848
		25,096,314

	Turkey – 6.0%
2,346,247	Akbank T.A.S. (b)	3,021,882
169,142	BIM Birlesik Magazalar AS	2,717,561
958,172	KOC Holding AS	3,348,393
2,113,425	Soda Sanayii AS	3,019,178
235,145	TAV Havalimanlari Holding AS	1,226,422
45,131	Tupras Turkiye Petrol Rafinerileri AS	1,214,154
1,076,953	Turk Hava Yollari AO (a)	2,854,915
1,068,328	Turkcell Iletisim Hizmetleri AS	2,864,096

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.3% (Continued)

	Turkey – 6.0% (Continued)
1,712,142	Turkiye Garanti Bankasi AS	$2,863,200
1,939,003	Turkiye Halk Bankasi AS (b)	2,780,910
2,792,546	Turkiye Is Bankasi AS	3,041,750
2,721,226	Turkiye Sise ve Cam Fabrikalari AS	3,438,519
3,478,101	Turkiye Vakiflar Bankasi TAO	3,364,642
		35,755,622

	United Kingdom – 4.4%
123,458	Anglo American PLC	3,289,991
420,697	Barratt Developments PLC	3,351,833
9,278	Berkeley Group Holdings PLC	487,458
105,258	Dialog Semiconductor PLC (a)	3,213,390
239,974	Ferrexpo PLC	829,577
361,807	International Consolidated Airlines Group SA	2,882,637
698,592	J Sainsbury PLC (b)	2,127,870
757,676	Kingfisher PLC (b)	2,439,857
225,653	Phoenix Group Holdings PLC	2,097,995
123,707	Plus500 Ltd.	1,295,779
478,645	Royal Mail PLC	1,800,442
836,132	Wm Morrison Supermarkets PLC	2,559,043
		26,375,872
	TOTAL COMMON STOCKS (Cost $564,940,613)	588,316,622

PREFERRED STOCKS – 1.3%

	Brazil – 0.5%
14,958	Petroleo Brasileiro SA	107,411
237,548	Telefonica Brasil SA	2,977,070
		3,084,481

	Germany – 0.8%
181,613	Schaeffler AG	1,666,838
17,805	Volkswagen AG	3,059,446
		4,726,284
	TOTAL PREFERRED STOCKS (Cost $10,003,051)	7,810,765

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 0.0% (d)

	Money Market Funds – 0.0% (d)
48,626	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 2.296% (g)	$48,626
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $48,626)	48,626

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING – 3.3%

	Money Market Funds – 0.2%
585,000	GoldmanSachs Financial Square Government
	Fund – Institutional Class, 2.270% (g)	585,000
89,000	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 2.296% (g)	89,000
89,000	BlackRock Liquidity Funds FedFund –
	Institutional Class, 2.300% (g)	89,000
625,000	Morgan Stanley Institutional Liquidity Funds Government
	Portfolio – Institutional Class, 2.310% (g)	625,000
	TOTAL MONEY MARKET FUNDS
	(Cost $1,388,000)	1,388,000

Principal
Amount

	Repurchase Agreements – 3.1%
$4,666,250	Credit Suisse AG – 2.500%, dated 02/28/19,
	matures 03/01/19, repurchase price $4,666,570
	(collateralized by various U.S. Government
	obligations: Total Value $4,759,575)	4,666,250
4,670,865	Daiwa Capital Markets America, Inc. – 2.580%,
	dated 02/28/19, matures 03/01/19, repurchase
	price $4,671,195 (collateralized by various U.S.
	Government obligations: Total Value $4,764,282)	4,670,865
4,670,865	National Bank Financial – 2.490%, dated 02/28/19,
	matures 03/01/19, repurchase price $4,671,184
	(collateralized by various U.S. Government
	obligations: Total Value $4,764,275)	4,670,865

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 3.3% (Continued)
	Repurchase Agreements – 3.1% (Continued)
$4,670,865	RBC Dominion Securities, Inc. – 2.550%,
	dated 02/28/19, matures 03/01/19, repurchase
	price $4,671,191 (collateralized by various U.S.
	Government obligations: Total Value $4,764,282)	$4,670,865
	TOTAL REPURCHASE AGREEMENTS
	(Cost $18,678,845)	18,678,845
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $20,066,845) (h)	20,066,845
	TOTAL INVESTMENTS – 102.9%
	(Cost $595,059,135)	616,242,858
	Liabilities in Excess of Other Assets – (2.9)%	(17,287,065)
	NET ASSETS – 100.0%	$598,955,793

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of February 28, 2019. Total value of securities out on loan is $19,763,606 or 3.3% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2019, the value of these securities amounted to $9,563,803 or 1.6% of net assets.

(d)	Less than 0.05%.
(e)	Real Estate Investment Trust.
(f)
Security exempt from registration under Regulation S of the Securities Act od 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2019, the value of these securities amounted to $4,421,654 or 0.7% of net assets.

(g)	Annualized seven-day yield as of February 28, 2019.
(h)
Investments purchased with cash proceeds from securities lending. As of February 28, 2019, total cash collateral has a value of $20,006,845. Additionally, total non-cash collateral has a value of $3,663,583.

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 99.8%

	Communication Services – 8.1%
47,436	Altice USA, Inc. – Class A	$1,034,579
80,887	AT&T, Inc.	2,517,204
165,440	CenturyLink, Inc.	2,182,154
8,510	Charter Communications, Inc. – Class A (a)	2,935,184
62,108	Cinemark Holdings, Inc.	2,337,124
69,312	Comcast Corporation – Class A	2,680,295
150,654	Gray Television, Inc. (a)	3,300,829
195,426	News Corporation – Class A	2,544,447
29,655	Nexstar Media Group, Inc. (b)	2,898,183
32,460	Omnicom Group, Inc.	2,457,222
79,922	Sinclair Broadcast Group, Inc. – Class A (b)	2,885,184
208,457	TEGNA, Inc.	2,745,379
67,946	Telephone & Data Systems, Inc.	2,177,669
110,662	The Interpublic Group of Companies, Inc.	2,548,546
36,215	T-Mobile US, Inc. (a)	2,615,085
25,704	United States Cellular Corporation (a)	1,200,120
43,971	Verizon Communications, Inc.	2,502,829
		41,562,033

	Consumer Discretionary – 12.3%
49,630	Aaron’s, Inc.	2,694,413
116,141	Abercrombie & Fitch Company	2,549,295
117,266	American Eagle Outfitters, Inc.	2,392,226
57,295	Caleres, Inc.	1,781,875
44,673	Carnival Corporation	2,580,312
72,787	Cooper Tire & Rubber Company	2,326,273
19,783	Deckers Outdoor Corporation (a) (b)	2,926,895
21,712	Dollar General Corporation (a)	2,572,004
25,587	Dollar Tree, Inc.	2,464,796
92,606	DSW, Inc. – Class A	2,742,064
43,701	Foot Locker, Inc.	2,601,084
155,975	GameStop Corporation – Class A (b)	1,824,908
108,818	Gentex Corporation	2,213,358
3,733	Graham Holdings Company – Class A	2,552,289
25,080	Group 1 Automotive, Inc.	1,559,474
95,692	H&R Block, Inc.	2,310,962
35,078	Kohl’s Corporation	2,368,817

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Consumer Discretionary – 12.3% (Continued)
61,937	La-Z-Boy, Inc.	$2,131,252
15,607	Lear Corporation (b)	2,373,357
29,946	Murphy USA, Inc. (a)	2,328,900
748,894	Office Depot, Inc.	2,598,662
91,986	PulteGroup, Inc.	2,483,622
35,097	Target Corporation	2,549,446
96,541	The Gap, Inc.	2,452,141
120,796	The Goodyear Tire & Rubber Company	2,389,345
5,834	Thor Industries, Inc.	376,701
70,890	Toll Brothers, Inc.	2,523,684
		62,668,155

	Consumer Staples – 6.8%
18,553	Casey’s General Stores, Inc.	2,499,831
118,094	Darling Ingredients, Inc. (a)	2,595,706
27,101	Fresh Del Monte Produce, Inc.	750,156
25,485	Ingredion, Inc.	2,356,088
38,508	Molson Coors Brewing Company – Class B	2,374,403
131,115	Pilgrim’s Pride Corporation (a)	2,579,032
21,016	Sanderson Farms, Inc. (b)	2,421,043
102,461	Sprouts Farmers Market, Inc. (a)	2,389,391
23,801	The J.M. Smucker Company	2,520,764
88,182	The Kroger Company	2,586,378
43,599	TreeHouse Foods, Inc. (a)	2,641,228
40,843	Tyson Foods, Inc. – Class A	2,518,379
34,892	Universal Corporation	2,070,491
17,087	USANA Health Sciences, Inc. (a)	1,683,070
25,583	Walmart, Inc.	2,532,461
		34,518,421

	Energy – 6.0%
28,547	Arch Coal, Inc. – Class A	2,659,439
137,969	C&J Energy Services, Inc. (a)	2,382,725
21,904	Chevron Corporation	2,619,280
37,021	ConocoPhillips	2,511,875
34,578	Exxon Mobil Corporation	2,732,699
45,039	HollyFrontier Corporation	2,305,997

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Energy – 6.0% (Continued)
49,049	Mammoth Energy Services, Inc.	$1,127,636
88,086	Marathon Oil Corporation	1,462,228
90,308	Murphy Oil Corporation	2,609,901
70,774	PBF Energy, Inc. – Class A	2,198,948
63,645	Peabody Energy Corporation	1,963,448
150,074	ProPetro Holding Corporation (a)	2,980,470
493,303	Southwestern Energy Company (a)	2,086,672
59,810	Unit Corporation (a)	930,045
		30,571,363

	Financials – 16.5%
52,139	Aflac, Inc.	2,562,110
24,608	American Express Company	2,651,266
25,851	American Financial Group, Inc.	2,576,311
25,430	Assurant, Inc.	2,619,036
12,230	Berkshire Hathaway, Inc. – Class A (a)	2,461,899
31,253	Cincinnati Financial Corporation	2,713,385
97,321	Federated Investors, Inc. – Class B	2,895,300
50,630	First American Financial Corporation	2,571,498
78,506	Franklin Resources, Inc.	2,560,081
33,413	Kemper Corporation	2,776,620
84,871	Legg Mason, Inc.	2,482,477
51,885	Loews Corporation	2,470,764
48,235	Mercury General Corporation	2,555,008
54,542	Metlife, Inc.	2,464,753
123,746	Old Republic International Corporation	2,581,341
12,204	Piper Jaffray Companies	853,792
26,693	Prudential Financial, Inc.	2,558,524
134,563	Radian Group, Inc.	2,739,703
16,708	Reinsurance Group of America, Inc.	2,414,139
128,964	Santander Consumer USA Holdings, Inc. (b)	2,648,920
83,249	Synchrony Financial	2,714,750
111,358	TCF Financial Corporation	2,550,098
29,570	The Allstate Corporation	2,790,817
46,442	The Bank of New York Mellon Corporation	2,437,276
22,191	The Hanover Insurance Group, Inc.	2,634,294
53,029	The Hartford Financial Services Group, Inc.	2,617,511

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Financials – 16.5% (Continued)
37,979	The Progressive Corporation	$2,768,669
19,842	The Travelers Companies, Inc.	2,637,200
30,372	Torchmark Corporation	2,507,512
72,150	Unum Group	2,695,524
95,897	Virtu Financial, Inc. – Class A (b)	2,410,851
51,616	Voya Financial, Inc.	2,610,221
137,020	Waddell & Reed Financial, Inc. – Class A (b)	2,536,240
		84,067,890

	Health Care – 11.3%
19,225	Amedisys, Inc. (a)	2,389,667
12,476	Amgen, Inc.	2,371,438
38,767	AMN Healthcare Services, Inc. (a)	1,938,738
9,095	Anthem, Inc.	2,735,139
50,252	Cardinal Health, Inc.	2,730,694
38,450	Centene Corporation (a)	2,341,220
45,169	Cerner Corporation (a)	2,527,206
12,754	Cigna Corporation	2,224,808
37,892	CVS Health Corporation	2,191,294
36,723	DaVita, Inc. (a)	2,089,539
41,354	Emergent BioSolutions, Inc. (a)	2,413,006
37,169	Encompass Health Corporation	2,346,851
18,661	HCA Healthcare, Inc.	2,594,625
31,624	Magellan Health, Inc. (a)	2,153,911
19,518	McKesson Corporation	2,481,909
1,623	MEDNAX, Inc. (a)	53,413
33,994	Merck & Company, Inc.	2,763,372
18,325	Molina Healthcare, Inc. (a)(b)	2,467,095
56,459	Nektar Therapeutics (a)	2,288,848
111,360	Patterson Companies, Inc.	2,511,168
61,023	Pfizer, Inc.	2,645,347
61,892	Premier, Inc. – Class A (a)	2,264,009
27,216	Quest Diagnostics, Inc.	2,355,545
9,252	UnitedHealth Group, Inc.	2,241,019
23,088	Zimmer Holdings, Inc.	2,865,683
		57,985,544

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Industrials – 11.2%
72,983	ABM Industries, Inc.	$2,602,574
73,215	AECOM (a)	2,266,736
39,283	AGCO Corporation	2,654,745
39,067	Alaska Air Group, Inc.	2,410,434
51,221	Allison Transmission Holdings, Inc.	2,545,684
1,524	Apogee Enterprises, Inc.	54,392
49,051	ArcBest Corporation	1,708,446
25,114	Arcosa, Inc.	841,068
13,783	Comfort Systems USA, Inc. (b)	739,044
16,888	Cummins, Inc.	2,602,272
52,001	Delta Air Lines, Inc. (b)	2,578,210
37,182	FTI Consulting, Inc. (a)	2,757,417
45,640	Hawaiian Holdings, Inc.	1,357,790
57,289	Herman Miller, Inc. (b)	2,101,360
152,653	Hertz Global Holdings, Inc. (a)	2,915,672
140,031	JetBlue Airways Corporation (a)	2,338,518
25,834	Matson, Inc.	932,866
60,400	Navigant Consulting, Inc.	1,243,636
35,330	Oshkosh Corporation	2,749,027
34,583	PACCAR, Inc.	2,344,727
71,364	Quanta Services, Inc.	2,543,413
33,456	Regal Beloit Corporation	2,802,275
41,675	Schneider National, Inc. – Class A	912,266
30,863	SkyWest, Inc.	1,667,836
45,106	Southwest Airlines Company	2,527,740
98,321	Steelcase, Inc. – Class A	1,721,601
29,475	United Continental Holdings, Inc. (a)	2,588,200
77,747	Werner Enterprises, Inc.	2,684,604
		57,192,553

	Information Technology – 17.2%
37,571	Amdocs Ltd.	2,087,820
129,870	Amkor Technology, Inc. (a)	1,140,259
54,432	Applied Materials, Inc.	2,086,923
60,429	Avnet, Inc.	2,628,057
53,795	Benchmark Electronics, Inc.	1,473,983
15,848	CACI International, Inc. (a)	2,888,457

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Information Technology – 17.2% (Continued)
52,875	Cardtronics PLC – Class A (a)	$1,560,341
66,488	Cirrus Logic, Inc. (a)	2,668,163
53,764	Cisco Systems, Inc.	2,783,362
150,610	Conduent, Inc. (a)	2,201,918
22,235	CSG Systems International, Inc.	923,864
45,819	Diodes, Inc. (a)	1,847,880
39,149	DXC Technology Company	2,578,353
47,706	EchoStar Corporation – Class A (a)	1,839,543
15,833	F5 Networks, Inc. (a)	2,662,161
49,736	First Solar, Inc. (a)	2,613,627
161,563	Hewlett Packard Enterprise Company	2,646,402
112,217	HP, Inc.	2,214,041
26,457	Insight Enterprises, Inc. (a)	1,476,830
34,804	InterDigital, Inc.	2,426,883
98,412	Jabil, Inc.	2,794,901
87,383	Juniper Networks, Inc.	2,366,332
90,670	KEMET Corporation	1,718,197
168,585	Knowles Corporation (a)	2,744,564
51,201	Lumentum Holdings, Inc. (a)	2,547,250
17,223	ManTech International Corporation – Class A	936,070
35,895	MAXIMUS, Inc.	2,537,059
39,473	Methode Electronics, Inc.	1,107,612
31,009	MKS Instruments, Inc.	2,569,716
63,435	NETGEAR, Inc. (a)	2,274,145
91,387	NetScout Systems, Inc. (a)	2,501,262
107,179	ON Semiconductor Corporation (a)	2,302,205
14,731	OSI Systems, Inc. (a)	1,279,387
24,636	Plexus Corporation (a)	1,521,519
34,107	Qorvo, Inc. (a)	2,392,265
59,710	Sanmina Corporation (a)	1,907,137
66,623	Stratasys Ltd. (a)	1,896,091
21,684	Sykes Enterprises, Inc. (a)	641,630
25,952	Tech Data Corporation (a)	2,652,813
121,984	TTM Technologies, Inc. (a)	1,478,446
101,369	Vishay Intertechnology, Inc.	2,222,008
57,459	Western Digital Corporation	2,890,188
		88,029,664

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Materials – 3.7%
54,698	Domtar Corporation	$2,784,675
2,527	Kaiser Aluminum Corporation	276,656
100,524	Louisiana-Pacific Corporation	2,540,241
42,682	Nucor Corporation	2,585,249
30,430	Reliance Steel & Aluminum Company	2,715,878
57,870	Steel Dynamics, Inc.	2,159,708
7,129	The Mosaic Company	222,924
34,300	Trinseo SA	1,721,517
77,259	United States Steel Corporation	1,731,374
58,637	WestRock Company	2,191,851
		18,930,073

	Real Estate – 2.9%
111,632	CoreCivic, Inc. (c)	2,364,366
16,286	Jones Lang LaSalle, Inc.	2,689,144
268,390	Lexington Realty Trust (c)	2,493,343
141,383	Medical Properties Trust, Inc. (c)	2,577,412
145,319	Realogy Holdings Corporation (b)	1,976,339
1,793	Spirit Realty Capital, Inc. (c)	69,281
141,883	Washington Prime Group, Inc. (c)	820,084
92,064	Xenia Hotels & Resorts, Inc.	1,798,010
		14,787,979

	Utilities – 3.8%
36,502	Ameren Corporation	2,600,402
83,248	CenterPoint Energy, Inc.	2,509,095
28,470	Entergy Corporation	2,657,105
60,588	NRG Energy, Inc.	2,525,308
61,522	OGE Energy Corporation	2,615,915
11,396	Pinnacle West Capital Corporation	1,068,261
54,383	Portland General Electric Company	2,726,764
156,118	The AES Corporation	2,689,913
		19,392,763
	TOTAL COMMON STOCKS (Cost $489,398,189)	509,706,438

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%
623,922	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 2.296% (d)	$623,922
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $623,922)	623,922

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 2.5%
12,725,604	First American Government Obligations
	Fund – Class Z, 2.300% (d)	12,725,604
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost 12,725,604)	12,725,604
	TOTAL INVESTMENTS – 102.4%
	(Cost $502,747,715)	523,055,964
	Liabilities in Excess of Other Assets – (2.4)%	(12,186,782)
	NET ASSETS – 100.0%	$510,869,182

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of February 28, 2019. Total value of securities out on loan is $12,405,411 or 2.4% of net assets.
(c)	Real Estate Investment Trust.
(d)	Annualized seven-day yield as of February 28, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0%

	Communication Services – 3.4%
$1,480,000	AMC Networks, Inc.
	08/01/2025, 4.750%	$1,441,613
1,300,000	AT&T, Inc.
	08/15/2058, 5.300%	1,235,588
2,250,000	CenturyLink, Inc.
	03/15/2042, 7.650%	1,974,375
810,000	Charter Communications Operating LLC /
	Charter Communications Operating Capital
	10/23/2055, 6.834%	874,578
2,655,000	DISH DBS Corporation
	11/15/2024, 5.875%	2,245,997
1,480,000	Gray Television, Inc. (a)
	07/15/2026, 5.875%	1,498,499
650,000	Meredith Corporation (a)
	02/01/2026, 6.875%	674,570
1,135,000	Netflix, Inc.
	02/15/2025, 5.875%	1,205,938
935,000	Sirius XM Radio, Inc. (a)
	08/01/2027, 5.000%	917,469
350,000	TEGNA, Inc.
	10/15/2023, 6.375%	363,125
1,400,000	The Interpublic Group of Companies, Inc.
	10/01/2048, 5.400%	1,361,788
500,000	United States Cellular Corporation
	12/15/2033, 6.700%	532,500
1,630,000	Viacom, Inc.
	04/30/2036, 6.875%	1,843,896
		16,169,936

	Consumer Discretionary – 8.7%
2,075,000	American Axle & Manufacturing, Inc.
	04/01/2025, 6.250%	2,077,801
845,000	AutoZone, Inc.
	06/01/2027, 3.750%	832,248
1,800,000	BED BATH & BEYOND, Inc.
	08/01/2044, 5.165%	1,332,405

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Consumer Discretionary – 8.7% (Continued)
$1,015,000	CCO Holdings LLC / CCO Holdings
	Capital Corporation (a)
	05/01/2027, 5.125%	$1,001,470
965,000	Cedar Fair LP / Canada’s Wonderland Co /
	Magnum Management Corp / Millennium Op
	04/15/2027, 5.375%	971,031
1,405,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	1,357,692
1,395,000	Dollar General Corporation
	04/15/2027, 3.875%	1,375,677
1,440,000	Dollar Tree, Inc.
	05/15/2028, 4.200%	1,374,631
500,000	Eldorado Resorts, Inc.
	04/01/2025, 6.000%	511,300
1,605,000	General Motors Company
	04/01/2046, 6.750%	1,654,409
1,600,000	Hasbro, Inc.
	03/15/2040, 6.350%	1,676,726
1,435,000	Hilton Domestic Operating Company, Inc.
	09/01/2024, 4.250%	1,418,856
880,000	KFC Holding Company/Pizza Hut Holdings LLC/
	Taco Bell of America LLC (a)
	06/01/2027, 4.750%	869,000
2,300,000	L Brands, Inc.
	07/01/2036, 6.750%	1,955,000
1,670,000	Lear Corporation
	09/15/2027, 3.800%	1,556,997
1,725,000	Macy’s Retail Holdings, Inc.
	06/01/2024, 3.625%	1,623,325
2,125,000	MDC Holdings, Inc.
	01/15/2043, 6.000%	1,816,874
300,000	MGM Resorts International
	06/15/2025, 5.750%	306,750
2,000,000	NEWELL BRANDS, Inc.
	04/01/2046, 5.500%	1,740,044

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Consumer Discretionary – 8.7% (Continued)
$800,000	Nexstar Broadcasting, Inc. (a)
	08/01/2024, 5.625%	$796,000
1,650,000	Nordstrom, Inc.
	01/15/2044, 5.000%	1,414,130
2,140,000	Sally Holdings LLC / Sally Capital, Inc.
	12/01/2025, 5.625%	2,105,225
850,000	Sinclair Television Group, Inc. (a)
	08/01/2024, 5.625%	859,563
1,660,000	Six Flags Entertainment Corporation (a)
	04/15/2027, 5.500%	1,635,100
300,000	Station Casinos LLC (a)
	10/01/2025, 5.000%	292,125
1,595,000	Tapestry, Inc.
	07/15/2027, 4.125%	1,485,450
500,000	Tempur Sealy International, Inc.
	06/15/2026, 5.500%	500,625
2,400,000	Tenneco, Inc.
	07/15/2026, 5.000%	2,064,000
3,180,000	The Goodyear Tire & Rubber Company
	05/31/2026, 5.000%	3,024,976
2,150,000	Whirlpool Corporation
	06/01/2046, 4.500%	1,782,739
		41,412,169

	Consumer Staples – 3.5%
2,160,000	Altria Group, Inc.
	01/31/2044, 5.375%	2,014,171
945,000	Avon International Operations, Inc. (a)
	08/15/2022, 7.875%	978,075
1,450,000	Conagra Brands, Inc.
	11/01/2048, 5.400%	1,362,636
1,460,000	Ingredion, Inc.
	10/01/2026, 3.200%	1,352,846
1,300,000	Kraft Heinz Foods Company
	01/26/2039, 6.875%	1,433,318

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Consumer Staples – 3.5% (Continued)
$1,210,000	Lamb Weston Holdings, Inc. (a)
	11/01/2024, 4.625%	$1,219,075
1,900,000	Liberty Interactive LLC
	02/01/2030, 8.250%	1,952,250
1,105,000	Nielsen Finance LLC / Nielsen Finance Company (a)
	04/15/2022, 5.000%	1,107,763
1,665,000	Post Holdings, Inc. (a)
	01/15/2028, 5.625%	1,615,049
1,060,000	The JM Smucker Company
	12/15/2027, 3.375%	1,005,367
1,435,000	Tyson Foods, Inc.
	06/02/2027, 3.550%	1,380,624
1,430,000	Walgreens Boots Alliance, Inc.
	06/01/2026, 3.450%	1,371,319
		16,792,493

	Energy – 11.4%
1,550,000	Apache Corporation
	01/15/2037, 6.000%	1,609,083
500,000	Callon Petroleum Company
	10/01/2024, 6.125%	506,250
300,000	Cheniere Energy Partners LP (a)
	10/01/2026, 5.625%	306,375
1,425,000	Cimarex Energy Company
	05/15/2027, 3.900%	1,374,653
1,490,000	Concho Resources, Inc.
	10/01/2027, 3.750%	1,446,927
1,045,000	Conoco Funding Company
	10/15/2031, 7.250%	1,374,894
900,000	CONSOL Energy, Inc.
	04/15/2022, 5.875%	911,250
1,390,000	Continental Resources, Inc.
	01/15/2028, 4.375%	1,386,860
1,157,000	Devon Financing Company LLC
	09/30/2031, 7.875%	1,479,482

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Energy – 11.4% (Continued)
$1,430,000	Enable Midstream Partners LP
	03/15/2027, 4.400%	$1,374,065
1,315,000	EnLink Midstream Partners LP
	07/15/2026, 4.850%	1,291,988
1,775,000	EQM Midstream Partners LP
	12/01/2026, 4.125%	1,638,922
2,150,000	Genesis Energy LP / Genesis Energy
	Finance Corporation
	10/01/2025, 6.500%	2,069,375
2,040,000	Gulfport Energy Corporation
	10/15/2024, 6.000%	1,861,500
2,000,000	Hess Corporation
	01/15/2040, 6.000%	2,012,346
1,440,000	HollyFrontier Corporation
	04/01/2026, 5.875%	1,520,640
1,100,000	Kerr-McGee Corporation
	09/15/2031, 7.875%	1,361,758
1,380,000	Marathon Oil Corporation
	07/15/2027, 4.400%	1,393,416
1,395,000	MPLX LP
	03/01/2027, 4.125%	1,369,195
1,430,000	Murphy Oil Corporation
	08/15/2024, 6.875%	1,514,016
1,800,000	Noble Energy, Inc.
	03/01/2041, 6.000%	1,872,505
1,400,000	NuStar Logistics LP
	04/28/2027, 5.625%	1,408,750
200,000	ONEOK Partners LP
	10/01/2036, 6.650%	222,361
1,655,000	Patterson-UTI Energy, Inc.
	02/01/2028, 3.950%	1,531,857
1,600,000	PBF Holding Company LLC /
	PBF Finance Corporation
	06/15/2025, 7.250%	1,648,800

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Energy – 11.4% (Continued)
$1,135,000	PBF Logistics LP / PBF Logistics
	Finance Corporation
	05/15/2023, 6.875%	$1,160,878
500,000	Peabody Energy Corporation (a)
	03/31/2025, 6.375%	493,500
1,395,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	1,367,726
1,575,000	Plains All American Pipeline LP /
	PAA Finance Corporation
	01/15/2037, 6.650%	1,724,237
1,300,000	SM Energy Company
	01/15/2027, 6.625%	1,244,750
2,110,000	Southwestern Energy Company
	01/23/2025, 6.200%	2,098,817
1,690,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corporation
	06/01/2024, 5.500%	1,677,325
2,265,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corporation
	04/15/2025, 5.750%	2,174,400
745,000	Sunoco LP / Sunoco Finance Corporation
	01/15/2023, 4.875%	756,175
1,300,000	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corporation (a)
	01/15/2028, 5.500%	1,303,250
955,000	Targa Resources Partners LP / Targa Resources
	Partners Finance Corporation
	11/15/2023, 4.250%	945,450
1,300,000	The Williams Companies, Inc.
	03/04/2044, 5.400%	1,317,017
500,000	USA Compression Partners LP /
	USA Compression Finance Corporation
	04/01/2026, 6.875%	511,250
1,365,000	Valero Energy Partners LP
	12/15/2026, 4.375%	1,386,035

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Energy – 11.4% (Continued)
$100,000	W&T Offshore, Inc. (a)
	11/01/2023, 9.750%	$99,500
1,950,000	Western Gas Partners LP
	04/01/2044, 5.450%	1,798,697
		54,546,275

	Financials – 2.8%
1,500,000	American Equity Investment Life Holding Company
	06/15/2027, 5.000%	1,491,255
1,730,000	Brighthouse Financial, Inc.
	06/22/2027, 3.700%	1,555,414
1,565,000	Brown & Brown, Inc.
	09/15/2024, 4.200%	1,574,199
1,395,000	Capital One Financial Corporation
	10/29/2025, 4.200%	1,392,748
200,000	ESH Hospitality, Inc. (a)
	05/01/2025, 5.250%	199,500
1,350,000	GLP Capital LP / GLP Financing II, Inc.
	06/01/2028, 5.750%	1,406,012
1,450,000	Legg Mason, Inc.
	01/15/2044, 5.625%	1,413,780
1,395,000	Nasdaq, Inc.
	06/30/2026, 3.850%	1,369,027
1,400,000	Old Republic International Corporation
	08/26/2026, 3.875%	1,345,101
1,500,000	Synchrony Financial
	08/04/2026, 3.700%	1,368,812
		13,115,848

	Health Care – 1.0%
1,450,000	AmerisourceBergen Corporation
	12/15/2027, 3.450%	1,391,919
500,000	Change Healthcare Holdings LLC /
	Change Healthcare Finance, Inc. (a)
	03/01/2025, 5.750%	489,850
865,000	HCA, Inc.
	05/01/2023, 5.875%	916,900

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Health Care – 1.0% (Continued)
$775,000	Hologic, Inc. (a)
	10/15/2025, 4.375%	$765,313
555,000	IQVIA, Inc. (a)
	10/15/2026, 5.000%	566,794
660,000	Molina Healthcare, Inc.
	11/15/2022, 5.375%	682,894
		4,813,670

	Industrials – 3.0%
500,000	AECOM
	03/15/2027, 5.125%	476,875
700,000	Beacon Roofing Supply, Inc. (a)
	11/01/2025, 4.875%	654,281
755,000	Berry Global, Inc. (a)
	02/15/2026, 4.500%	716,306
515,000	Carlisle Companies, Inc.
	12/01/2027, 3.750%	489,147
1,435,000	Delta Air Lines, Inc.
	04/19/2028, 4.375%	1,381,359
1,410,000	Huntington Ingalls Industries, Inc.
	12/01/2027, 3.483%	1,338,513
1,385,000	Kirby Corporation
	03/01/2028, 4.200%	1,357,021
1,360,000	Masco Corporation
	04/01/2026, 4.375%	1,351,245
500,000	RBS Global, Inc / Rexnord LLC (a)
	12/15/2025, 4.875%	492,500
1,410,000	Spirit AeroSystems, Inc.
	06/15/2028, 4.600%	1,404,060
800,000	The ServiceMaster Company LLC (a)
	11/15/2024, 5.125%	806,000
2,000,000	Tutor Perini Corporation (a)
	05/01/2025, 6.875%	2,005,001
350,000	United Rentals North America, Inc.
	05/15/2027, 5.500%	350,875

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Industrials – 3.0% (Continued)
$1,475,000	Westinghouse Air Brake Company 4.7% 28
	09/15/2028, 4.700%	$1,457,192
		14,280,375

	Information Technology – 4.4%
1,875,000	Broadcom Corporation / Broadcom
	Cayman Finance Ltd.
	01/15/2027, 3.875%	1,737,170
1,425,000	Broadridge Financial Solutions, Inc.
	06/27/2026, 3.400%	1,359,565
950,000	CDK Global, Inc.
	10/15/2024, 5.000%	966,625
725,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	759,438
1,350,000	Hewlett Packard Company
	09/15/2041, 6.000%	1,379,664
1,400,000	Hewlett Packard Enterprise Company
	10/15/2045, 6.350%	1,419,829
1,950,000	Hughes Satellite Systems Corporation
	08/01/2026, 6.625%	1,923,187
274,000	j2 Cloud Services LLC / j2 Global
	Co-Obligor, Inc. (a)
	07/15/2025, 6.000%	282,352
1,550,000	Jabil, Inc.
	01/12/2028, 3.950%	1,397,789
235,000	KLA-Tencor Corporation
	11/01/2024, 4.650%	246,809
1,350,000	Micron Technology, Inc.
	02/01/2025, 5.500%	1,393,808
250,000	Nuance Communications, Inc.
	12/15/2026, 5.625%	255,625
200,000	Qorvo, Inc. (a)
	07/15/2026, 5.500%	204,000
1,830,000	Seagate HDD Cayman
	06/01/2027, 4.875%	1,709,241

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Information Technology – 4.4% (Continued)
$1,400,000	Tech Data Corporation
	02/15/2027, 4.950%	$1,395,427
1,450,000	VeriSign, Inc.
	07/15/2027, 4.750%	1,437,313
1,550,000	Western Digital Corporation
	02/15/2026, 4.750%	1,468,624
600,000	Xerox Corporation
	03/15/2023, 3.625%	589,500
1,050,000	Zayo Group LLC / Zayo Capital, Inc. (a)
	01/15/2027, 5.750%	1,021,125
		20,947,091

	Materials – 3.9%
1,390,000	Allegheny Technologies, Inc.
	08/15/2023, 7.875%	1,527,680
1,010,000	Ashland LLC
	08/15/2022, 4.750%	1,041,563
300,000	Axalta Coating Systems LLC (a)
	08/15/2024, 4.875%	299,250
800,000	CF Industries, Inc.
	03/15/2044, 5.375%	702,000
2,025,000	Cleveland-Cliffs, Inc.
	03/01/2025, 5.750%	1,984,500
1,100,000	Freeport-McMoRan, Inc.
	11/14/2034, 5.400%	1,009,250
1,200,000	International Paper Company
	11/15/2039, 7.300%	1,461,746
1,200,000	Martin Marietta Materials, Inc.
	12/15/2047, 4.250%	1,000,352
450,000	Olin Corporation
	02/01/2030, 5.000%	438,750
1,425,000	Packaging Corporation of America
	12/15/2027, 3.400%	1,354,046
2,200,000	Rayonier AM Products, Inc. (a)
	06/01/2024, 5.500%	2,040,500

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Materials – 3.9% (Continued)
$650,000	Resolute Forest Products, Inc.
	05/15/2023, 5.875%	$645,938
2,000,000	SunCoke Energy Partners LP / SunCoke
	Energy Partners Finance Corporation (a)
	06/15/2025, 7.500%	2,040,000
300,000	The Chemours Company
	05/15/2027, 5.375%	292,500
950,000	The Dow Chemical Company
	05/15/2039, 9.400%	1,391,616
1,350,000	The Mosaic Company
	11/15/2043, 5.625%	1,376,236
		18,605,927

	Real Estate – 1.4%
500,000	Iron Mountain, Inc.
	08/15/2024, 5.750%	502,344
1,400,000	MPT Operating Partnership LP /
	MPT Finance Corporation
	10/15/2027, 5.000%	1,393,000
1,660,000	Realogy Group LLC / Realogy
	Co-Issuer Corporation (a)
	06/01/2023, 4.875%	1,510,600
1,700,000	Sabra Health Care LP
	08/15/2026, 5.125%	1,617,017
1,500,000	Senior Housing Properties Trust
	02/15/2028, 4.750%	1,347,253
500,000	The Howard Hughes Corporation (a)
	03/15/2025, 5.375%	496,250
		6,866,464

	Utilities – 1.5%
2,065,000	Calpine Corporation
	01/15/2025, 5.750%	1,982,399
950,000	Clearway Energy, Inc.
	08/15/2024, 5.375%	935,750
1,580,000	Edison International
	03/15/2028, 4.125%	1,460,946

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

CORPORATE BONDS – 45.0% (Continued)

	Utilities – 1.5% (Continued)
$1,630,000	Exelon Generation Company LLC
	10/01/2039, 6.250%	$1,727,714
1,050,000	NextEra Energy Operating Partners, LP (a)
	09/15/2024, 4.250%	1,035,563
		7,142,372
	TOTAL CORPORATE BONDS
	(Cost $213,511,989)	214,692,620

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.5%
	Federal Home Loan Banks
150,000	02/11/2020, 2.125%	149,425
100,000	03/13/2020, 4.125%	101,593
100,000	05/28/2020, 2.625%	100,094
100,000	06/12/2020, 1.750%	99,011
440,000	10/01/2020, 2.625%	440,402
305,000	02/18/2021, 1.375%	298,391
235,000	07/14/2021, 1.125%	227,673
180,000	07/15/2036, 5.500%	230,476
		1,647,065
	Federal Home Loan Mortgage Corporation
100,000	04/20/2020, 1.375%	98,713
100,000	04/23/2020, 2.500%	99,976
100,000	05/01/2020, 1.375%	98,663
240,000	11/17/2020, 1.875%	237,256
330,000	02/16/2021, 2.375%	328,957
400,000	09/15/2029, 6.750%	530,074
300,000	03/15/2031, 6.750%	406,509
100,000	07/15/2032, 6.250%	133,310
7,000,000	03/15/2040, 5.000% (b)	7,350,458
7,295,000	03/15/2041, 4.000% (b)	7,440,993
7,000,000	03/15/2041, 4.500% (b)	7,253,015
1,000,000	03/15/2042, 3.500% (b)	1,001,180
1,000,000	03/15/2043, 3.000% (b)	978,056
		25,957,160

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.5% (Continued)
	Federal National Mortgage Association
$130,000	02/28/2020, 1.500%	$128,683
380,000	11/30/2020, 1.500%	373,177
355,000	12/28/2020, 1.875%	350,946
235,000	02/26/2021, 1.375%	229,819
200,000	04/13/2021, 2.500%	199,886
225,000	05/06/2021, 1.250%	219,059
260,000	06/22/2021, 2.750%	261,266
155,000	04/24/2026, 2.125%	148,124
350,000	05/15/2029, 6.250%	446,062
340,000	01/15/2030, 7.125%	464,427
345,000	05/15/2030, 7.250%	477,945
330,000	11/15/2030, 6.625%	441,854
150,000	07/15/2037, 5.625%	197,266
2,820,000	03/01/2040, 4.500% (b)	2,918,810
1,000,000	03/15/2041, 3.500% (b)	1,000,547
7,180,000	03/15/2041, 4.000% (b)	7,320,655
1,000,000	03/15/2041, 5.000% (b)	1,048,794
1,000,000	03/15/2043, 3.000% (b)	977,305
		17,204,625
	Government National Mortgage Association
1,000,000	03/15/2040, 4.500% (b)	1,036,797
1,000,000	03/15/2041, 4.000% (b)	1,026,680
2,640,000	03/15/2041, 4.500% (b)	2,732,400
1,000,000	03/15/2042, 3.500% (b)	1,009,063
1,000,000	03/15/2042, 4.000% (b)	1,026,504
1,000,000	03/15/2043, 3.000% (b)	988,359
1,040,000	03/15/2043, 3.000% (b)	1,026,919
1,000,000	03/15/2045, 3.500% (b)	1,009,043
		9,855,765
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $54,739,716)	54,664,615

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

U.S. GOVERNMENT AGENCY ISSUE – 1.4%
	Utilities – 1.4%
	Tennessee Valley Authority
$325,000	03/15/2020, 2.250%	$324,045
585,000	02/15/2021, 3.875%	599,238
195,000	08/15/2022, 1.875%	190,427
330,000	09/15/2024, 2.875%	332,825
1,000,000	11/01/2025, 6.750%	1,230,434
105,000	02/01/2027, 2.875%	104,400
470,000	05/01/2030, 7.125%	642,329
1,165,000	04/01/2036, 5.880%	1,509,757
620,000	01/15/2038, 6.150%	837,781
610,000	09/15/2039, 5.250%	755,192
		6,526,428
	TOTAL U.S. GOVERNMENT AGENCY ISSUE
	(Cost $6,567,797)	6,526,428

U.S. GOVERNMENT NOTES/BONDS – 41.2%

	U.S. Treasury Bonds – 22.8%
	United States Treasury Bonds
4,960,000	02/15/2026, 6.000%	6,021,266
4,845,000	11/15/2026, 6.500%	6,143,498
9,450,000	11/15/2027, 6.125%	11,954,619
9,980,000	08/15/2028, 5.500%	12,286,704
9,655,000	11/15/2028, 5.250%	11,727,053
305,000	11/15/2040, 4.250%	365,458
1,235,000	02/15/2041, 4.750%	1,580,921
1,000,000	05/15/2041, 4.375%	1,219,863
1,065,000	08/15/2041, 3.750%	1,189,784
300,000	08/15/2042, 2.750%	284,309
1,580,000	02/15/2043, 3.125%	1,595,090
300,000	05/15/2043, 2.875%	289,658
2,450,000	08/15/2043, 3.625%	2,682,655
2,000,000	11/15/2043, 3.750%	2,234,142
1,730,000	02/15/2044, 3.625%	1,895,364
		61,470,384

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 41.2% (Continued)

	U.S. Treasury Bonds – 22.8% (Continued)
	United States Treasury Inflation Indexed Bonds
$5,814,684	04/15/2020, 0.125%	$5,771,226
2,142,701	07/15/2020, 1.250%	2,171,443
2,831,003	01/15/2021, 1.125%	2,856,598
3,052,858	04/15/2021, 0.125%	3,013,802
1,454,670	07/15/2021, 0.625%	1,460,798
1,992,468	01/15/2022, 0.125%	1,963,888
2,262,380	04/15/2022, 0.125%	2,223,480
1,114,340	07/15/2022, 0.125%	1,100,616
1,877,542	01/15/2023, 0.125%	1,841,855
1,861,050	04/15/2023, 0.625%	1,859,462
798,874	07/15/2023, 0.375%	794,038
1,453,586	01/15/2024, 0.625%	1,455,120
735,352	07/15/2024, 0.125%	719,122
1,092,531	01/15/2025, 0.250%	1,067,512
1,046,264	01/15/2025, 2.375%	1,150,060
757,478	07/15/2025, 0.375%	746,249
1,089,050	01/15/2026, 0.625%	1,085,016
1,037,956	01/15/2026, 2.000%	1,129,456
838,488	07/15/2026, 0.125%	806,564
1,112,854	01/15/2027, 0.375%	1,082,975
1,040,243	01/15/2027, 2.375%	1,171,137
852,443	07/15/2027, 0.375%	830,322
1,074,539	01/15/2028, 0.500%	1,050,970
1,049,318	01/15/2028, 1.750%	1,138,195
1,017,418	04/15/2028, 3.625%	1,271,369
735,632	07/15/2028, 0.750%	737,299
918,576	01/15/2029, 2.500%	1,068,687
932,226	04/15/2029, 3.875%	1,210,559
728,931	04/15/2032, 3.375%	960,737
738,105	02/15/2040, 2.125%	888,249
699,810	02/15/2041, 2.125%	845,827
589,275	02/15/2042, 0.750%	548,847
437,096	02/15/2043, 0.625%	393,173
501,261	02/15/2044, 1.375%	530,491
266,723	02/15/2045, 0.750%	244,819

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 41.2% (Continued)

	U.S. Treasury Bonds – 22.8% (Continued)
	United States Treasury Inflation
	Indexed Bonds (Continued)
$222,663	02/15/2046, 1.000%	$216,617
104,077	02/15/2047, 0.875%	98,060
		47,504,638

	U.S. Treasury Notes – 18.4%
	United States Treasury Notes
1,150,000	01/31/2020, 1.250%	1,136,568
750,000	02/15/2020, 1.375%	741,738
9,600,000	02/15/2020, 3.625%	9,695,063
2,000,000	02/29/2020, 1.250%	1,974,727
1,000,000	02/29/2020, 1.375%	988,496
2,150,000	02/29/2020, 2.250%	2,143,827
1,000,000	04/30/2020, 1.125%	983,887
1,855,000	04/30/2020, 2.375%	1,851,449
1,010,000	05/15/2020, 1.500%	997,651
7,385,000	05/15/2020, 3.500%	7,467,504
1,750,000	05/31/2020, 1.375%	1,724,844
850,000	05/31/2020, 1.500%	839,109
100,000	05/31/2020, 2.500%	99,941
1,310,000	06/15/2020, 1.500%	1,292,678
630,000	06/30/2020, 1.875%	624,512
1,040,000	07/31/2020, 1.625%	1,026,695
2,280,000	07/31/2020, 2.000%	2,262,677
900,000	07/31/2020, 2.625%	900,932
650,000	08/15/2020, 2.625%	650,673
8,900,000	08/15/2020, 8.750%	9,683,443
950,000	08/31/2020, 1.375%	933,820
780,000	11/15/2024, 2.250%	766,868
985,000	01/31/2025, 2.500%	981,018
1,620,000	02/15/2025, 2.000%	1,568,046
815,000	02/28/2025, 2.750%	822,816
1,195,000	03/31/2025, 2.625%	1,197,801
1,075,000	04/30/2025, 2.875%	1,092,658
2,305,000	05/15/2025, 2.125%	2,243,503

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Par
Value	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 41.2% (Continued)

	U.S. Treasury Notes – 18.4% (Continued)
	United States Treasury Notes (Continued)
$1,210,000	05/31/2025, 2.875%	$1,229,781
965,000	06/30/2025, 2.750%	973,821
1,830,000	07/31/2025, 2.875%	1,860,166
2,605,000	08/15/2025, 2.000%	2,512,553
1,680,000	08/31/2025, 2.750%	1,694,831
3,840,000	11/15/2025, 2.250%	3,755,100
3,550,000	02/15/2026, 1.625%	3,326,877
3,460,000	05/15/2026, 1.625%	3,233,884
3,590,000	08/15/2026, 1.500%	3,315,142
4,030,000	11/15/2026, 2.000%	3,850,382
5,275,000	02/15/2027, 2.250%	5,123,344
		87,568,825
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $195,656,923)	196,543,847

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 9.8%

	Money Market Funds – 9.8%
46,902,216	Invesco Short-Term Investments Trust
	Government & Agency Portfolio –
	Institutional Class, 2.296% (c)(d)	$46,902,216
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $46,902,216)	46,902,216
	TOTAL INVESTMENTS – 108.9%
	(Cost $517,378,641)	519,329,726
	Liabilities in Excess of Other Assets – (8.9)%	(42,642,105)
	NET ASSETS – 100.0%	$476,687,621

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2019, the value of these securities amounted to $31,291,568 or 6.6% of net assets.

(b)	Security purchased on a forward-commitment basis (“TBA commitments”). On February 28, 2019, the total value of TBA commitments was $47,145,578 or 9.9% of net assets. (See Note 2).
(c)	Annualized seven-day yield as of February 28, 2019.
(d)
All or portion of this security has been pledged as collateral in connection with TBA commitments. At February 28, 2019, the value of securities pledged amounted to $46,902,216. In addition, the Fund held cash collateral in the amount of $500,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

VIDENT FUNDS
STATEMENTS OF ASSETS & LIABILITIES
February 28, 2019 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$616,242,858	$523,055,964	$519,329,726
Cash Held as Collateral
for TBA Commitments	—	—	500,000
Foreign Currency, at Value*	18,873	—	—
Interest and Dividends Receivable	1,863,641	733,119	4,270,524
Dividend Tax Reclaim Receivable	1,164,253	—	—
Securities Lending Income Receivable	11,062	670	—
Total Assets	619,300,687	523,789,753	524,100,250
LIABILITIES
Payable for Investment
Securities Purchased	—	—	47,263,657
Management Fees Payable	278,049	194,967	148,972
Collateral Received for
Securities Loaned (See Note 4)	20,066,845	12,725,604	—
Total Liabilities	20,344,894	12,920,571	47,412,629
NET ASSETS	$598,955,793	$510,869,182	$476,687,621

NET ASSETS CONSIST OF:
Paid-in Capital	$700,586,327	$557,132,534	$498,194,264
Total Distributable Earnings
(Accumulated Deficit)	(101,630,534)	(46,263,352)	(21,506,643)
Net Assets	$598,955,793	$510,869,182	$476,687,621
Net Asset Value
(unlimited shares authorized):
Net Assets	$598,955,793	$510,869,182	$476,687,621
Shares Outstanding (No Par Value)	24,300,000	16,200,000	9,900,000
Net Asset Value, Offering and
Redemption Price per Share	$24.65	$31.54	$48.15
* Identified Cost:
Investments in Securities	$595,059,135	$502,747,715	$517,378,641
Foreign Currency	19,371	—	—
+ Includes loaned securities
with a value of	$19,763,606	$12,405,411	$—

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Period Ended February 28, 2019 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$5,840,454	$5,148,963	$—
Securities Lending Income	88,649	30,641	—
Interest	14,007	7,615	7,591,573
Total Investment Income	5,943,110	5,187,219	7,591,573
EXPENSES
Management Fees	1,746,492	1,349,107	991,692
Total Expenses	1,746,492	1,349,107	991,692
Net Investment Income (Loss)	4,196,618	3,838,112	6,599,881

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(17,488,592)	(6,521,119)	(3,053,732)
Foreign Currency	77,752	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	5,301,152	(63,881,383)	5,485,046
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	81,518	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(12,028,170)	(70,402,502)	2,431,314
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$(7,831,552)	$(66,564,390)	$9,031,195
* Net of withholding tax and
issuance fees of	$(813,626)	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
OPERATIONS
Net Investment Income (Loss)	$4,196,618	$14,871,741
Net Realized Gain (Loss) on Investments
and Foreign Currency	(17,410,840)	57,516,587
Change in Unrealized Appreciation
(Depreciation) of Investments
and Foreign Currency	5,382,670	(103,650,586)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(7,831,552)	(31,262,258)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(6,748,349)	(16,139,876)( ))
Total Distributions to Shareholders	(6,748,349)	(16,139,876)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	29,303,030	169,775,080
Payments for Shares Redeemed	(25,420,650)	(235,191,790)
Transaction Fees (Note 7)	25,783	82,570
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions (a)	3,908,163	(65,334,140)
Net Increase (Decrease) in Net Assets	$(10,671,738)	$(112,736,274)

NET ASSETS
Beginning of Period	$609,627,531	$722,363,805
End of Period	$598,955,793	$609,627,531(c )

(a)	Summary of capital share transactions is as follows:

	Period Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
	Shares	Shares
Shares Sold	1,200,000	5,700,000
Shares Redeemed	(1,100,000)	(8,100,000)
Net Increase (Decrease)	100,000	(2,400,000)

(b)	This amount is comprised of only net investment income.
(c)	Includes Undistributed Net Investment Income of $3,504,522.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
OPERATIONS
Net Investment Income (Loss)	$3,838,112	$7,530,739
Net Realized Gain (Loss) on Investments	(6,521,119)	57,984,553
Change in Unrealized Appreciation
(Depreciation) of Investments	(63,881,383)	41,258,645
Net Increase (Decrease) in Net Assets
Resulting from Operations	(66,564,390)	106,773,937

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(4,106,443)	(7,946,564)(	))
Total Distributions to Shareholders	(4,106,443)	(7,946,564)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,104,280	319,329,840
Payments for Shares Redeemed	(92,920,100)	(247,958,170)
Transaction Fees (Note 7)	773	—
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions (a)	(89,815,047)	71,371,670
Net Increase (Decrease) in Net Assets	$(160,485,880)	$170,199,043

NET ASSETS
Beginning of Period	$671,355,062	$501,156,019
End of Period	$510,869,182	$671,355,062(c	)

(a)	Summary of capital share transactions is as follows:

	Period Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
	Shares	Shares
Shares Sold	100,000	9,400,000
Shares Redeemed	(2,900,000)	(7,200,000)
Net Increase (Decrease)	(2,800,000)	2,200,000

(b)	This amount is comprised of only net investment income.
(c)	Includes Undistributed Net Investment Income of $1,461,554.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
OPERATIONS
Net Investment Income (Loss)	$6,599,881	$13,924,061
Net Realized Gain (Loss) on Investments	(3,053,732)	(19,623,131)
Change in Unrealized Appreciation
(Depreciation) of Investments	5,485,046	(8,423,067)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,031,195	(14,122,137)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(7,648,736)	(13,197,299)( ))
Total Distributions to Shareholders	(7,648,736)	(13,197,299)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	28,692,070	97,556,210
Payments for Shares Redeemed	(90,236,920)	(91,341,850)
Transaction Fees (Note 7)	54,082	49,624
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions (a)	(61,490,768)	6,263,984
Net Increase (Decrease) in Net Assets	$(60,108,309)	$(21,055,452)

NET ASSETS
Beginning of Period	$536,795,930	$557,851,382
End of Period	$476,687,621	$536,795,930(c )

(a)	Summary of capital share transactions is as follows:

	Period Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
	Shares	Shares
Shares Sold	600,000	2,000,000
Shares Redeemed	(1,900,000)	(1,900,000)
Net Increase (Decrease)	(1,300,000)	100,000

(b)	This amount is comprised of only net investment income.
(c)	Includes Undistributed Net Investment Income of $3,183,977.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Net Asset Value, Beginning of Period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)
Net Realized and Unrealized Gain (Loss) on Investments
Total from Investment Operations

LESS DISTRIBUTIONS:
From Net Investment Income
Total Distributions

CAPITAL SHARE TRANSACTIONS
Transaction Fees (See Note 7)
Net Asset Value, End of Period
Total Return

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived)
Expenses to Average Net Assets (After Management Fees Waived)
Net Investment Income to Average Net Assets (Before Management Fees Waived)
Net Investment Income to Average Net Assets (After Management Fees Waived)
Portfolio Turnover Rate(f)

(a)	Commencement of operations on October 29, 2013.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than$0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Period Ended						Period
February 28,						Ended
2019		Year Ended August 31,				August 31,
(Unaudited)		2018	2017	2016	2015	2014(a)
$25.19		$27.16	$21.60	$20.82	$25.70	$25.00

0.18		0.60	0.50	0.46	0.44	0.54
(0.43)		(1.91)	5.60	0.70	(4.89)	0.55
(0.25)		(1.31)	6.10	1.16	(4.45)	1.09

(0.29)		(0.66)	(0.54)	(0.38)	(0.43)	(0.39)
(0.29)		(0.66)	(0.54)	(0.38)	(0.43)	(0.39)

—	(c)	— (c)	— (c)	— (c)	— (c)	—	(c)
$24.65		$25.19	$27.16	$21.60	$20.82	$25.70
-0.93	%(d)	-4.97%	28.70%	5.68%	-17.60%	4.54	%(d)

$598,956		$609,628	$722,364	$583,078	$616,410	$758,098

0.61	%(e)	0.64%	0.68%	0.68%	0.71%	0.75	%(e)
0.61	%(e)	0.63%	0.68%	0.68%	0.71%	0.75	%(e)
1.47	%(e)	2.18%	2.13%	2.25%	1.85%	2.59	%(e)
1.47	%(e)	2.19%	2.13%	2.25%	1.85%	2.59	%(e)
37	%(d)	66%	73%	106%	43%	59	%(d)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Net Asset Value, Beginning of Period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)
Net Realized and Unrealized Gain (Loss) on Investments
Total from Investment Operations

LESS DISTRIBUTIONS:
From Net Investment Income
From Net Realized Gains
Total Distributions

CAPITAL SHARE TRANSACTIONS
Transaction Fees (See Note 7)
Net Asset Value, End of Period
Total Return

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived)
Expenses to Average Net Assets (After Management Fees Waived)
Net Investment Income to Average Net Assets (Before Management Fees Waived)
Net Investment Income to Average Net Assets (After Management Fees Waived)
Portfolio Turnover Rate(f)

(a)	Commencement of operations on January 21, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Period Ended						Period
February 28,						Ended
2019		Year Ended August 31,				August 31,
(Unaudited)		2018	2017	2016	2015	2014(a)
$35.33		$29.83	$26.55	$25.37	$26.77	$25.00

0.22		0.40	0.35	0.47	0.46	0.27
(3.77)		5.52	3.20	1.17	(1.43)	1.63
(3.55)		5.92	3.55	1.64	(0.97)	1.90

(0.24)		(0.42)	(0.27)	(0.46)	(0.43)	(0.13)
—		—	—	—	— (c)	—
(0.24)		(0.42)	(0.27)	(0.46)	(0.43)	(0.13)

—	(c)	—	—	—	— (c)	—
$31.54		$35.33	$29.83	$26.55	$25.37	$26.77
-9.99	%(d)	19.95%	13.42%	6.61%	-3.70%	7.60	%(d)

$510,869		$671,355	$501,156	$467,248	$400,787	$182,014

0.50	%(e)	0.52%	0.55%	0.55%	0.55%	0.55	%(e)
0.50	%(e)	0.51%	0.55%	0.55%	0.55%	0.55	%(e)
1.42	%(e)	1.20%	1.24%	1.87%	1.72%	1.62	%(e)
1.42	%(e)	1.21%	1.24%	1.87%	1.72%	1.62	%(e)
34	%(d)	63%	68%	114%	90%	1	%(d)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Period Ended					Period
	February 28,					Ended
	2019		Year Ended August 31,			August 31,
	(Unaudited)		2018	2017	2016	2015(a)
Net Asset Value,
Beginning of Period	$47.93		$50.26	$51.65	$49.57	$50.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(b)	0.64		1.17	0.92	0.86	0.63
Net Realized and Unrealized
Gain (Loss) on Investments	0.36		(2.39)	(0.74)	1.96	(0.70)
Total from Investment
Operations	1.00		(1.22)	0.18	2.82	(0.07)

LESS DISTRIBUTIONS:
From Net Investment Income	(0.79)		(1.11)	(0.93)	(0.74)	(0.39)
From Net Realized Gains	—		—	(0.65)	—	—
Total Distributions	(0.79)		(1.11)	(1.58)	(0.74)	(0.39)

CAPITAL SHARE
TRANSACTIONS
Transaction Fees (See Note 7)	0.01		— (c)	0.01	— (c)	0.03
Net Asset Value, End of Period	$48.15		$47.93	$50.26	$51.65	$49.57
Total Return	2.14	%(d)	-2.42%	0.50%	5.76%	-0.08	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$476,688		$536,796	$557,851	$480,334	$426,297

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.41	%(e)	0.43%	0.45%	0.45%	0.45	%(e)
Expenses to Average
Net Assets (After
Management Fees Waived)	0.41	%(e)	0.42%	0.45%	0.45%	0.45	%(e)
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	2.73	%(e)	2.42%	1.86%	1.72%	1.43	%(e)
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	2.73	%(e)	2.43%	1.86%	1.72%	1.43	%(e)
Portfolio Turnover Rate(f)	223	%(d)	324%	296%	440%	409	%(d)

(a)	Commencement of operations on October 15, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek investment results that, before fees and expenses, track the Vident Core International Equity Index, the Vident Core U.S. Stock Equity Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October 29, 2013, Vident Core U.S. Equity Fund commenced operations on January 21, 2014, and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

The end of the reporting period for the Funds is February 28, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended February 28, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the reporting period:

Vident International Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$588,316,622	$—	$—	$588,316,622
Preferred Stocks	7,810,765	—	—	7,810,765
Short-Term Investments	48,626	—	—	48,626
Investments Purchased
with Proceeds from
Securities Lending	1,388,000	18,678,845	—	20,066,845
Total Investments
in Securities	$597,564,013	$18,678,845	$—	$616,242,858

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$509,706,438	$—	$—	$509,706,438
Short-Term Investments	623,922	—	—	623,922
Investments Purchased
with Proceeds from
Securities Lending	12,725,604	—	—	12,725,604
Total Investments
in Securities	$523,055,964	$—	$—	$523,055,964

^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF
Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$214,692,620	$—	$214,692,620
Mortgage Backed
Securities – U.S.
Government Agency	—	54,664,615	—	54,664,615
U.S. Government
Agency Issues	—	6,526,428	—	6,526,428
U.S. Government
Notes/Bonds	—	196,543,847	—	196,543,847
Short-Term Investments	46,902,216	—	—	46,902,216
Total Investments
in Securities	$46,902,216	$472,427,510	$—	$519,329,726

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

For the period ended February 28, 2019, the Funds did not recognize any transfers to or from Level 3.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis.  Vident Core U.S. Bond Strategy ETF may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

has been pledged to cover the obligations of the Trust and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Vident Core U.S. Bond Strategy ETF as of the end of the reporting period is as follows:

Statement of Assets and Liabilities – Values of TBA Commitments as of the end of the reporting period

	Assets		Liabilities
	Location	Value	Location	Value
Payable for
TBA Commitments –	Receivable for		Investment
Credit/interest	Investment		Securities
rate risk	Securities Sold	$0	Purchased	$47,263,657

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA		Change in Unrealized Appreciation
Commitments Recognized in Income		(Depreciation) Recognized in Income
	Investments	Investments
	in Securities	in Securities
TBA Commitments	$2,445,838	TBA Commitments	$(45,457)

The average monthly value of TBA Commitments during the current fiscal period was $83,696,780.

The Vident Core U.S. Bond Strategy ETF is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTA.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the reporting period.

OFFSETTING ASSETS AND LIABILITIES

Liabilities				Gross Amounts not offset
in the Statement of
Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
TBA Commitments
Goldman Sachs
& Co. LLC	$24,576,759	$—	$24,576,759	$(24,576,759)	$—	$—
Wells Fargo
Securities, LLC	22,686,806	—	22,686,806	(22,186,806)	(500,000)	—
	$47,263,565	$—	$47,263,565	$(46,763,565)	$(500,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from a Fund’s investments in a Real Estate Investment Trust (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

E.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns. The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the year ended August 31, 2018, the Funds did not incur any interest or penalties.

F.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

H.
Share Valuation.  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, foreign currency adjustments, and passive foreign investment company adjustments, if any. For the fiscal year ended August 31, 2018, the following table shows the reclassifications made:

	Distributable Earnings
	(Accumulated Deficit)	Paid-In Capital
Vident International Equity Fund	$(59,240,322)	$59,240,322
Vident Core U.S. Equity Fund	$(69,347,723)	$69,347,723
Vident Core U.S. Bond Strategy ETF	$446,909	$(446,909)

During the fiscal year ended August 31, 2018, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid-in capital.

Vident International Equity Fund	$59,240,322
Vident Core U.S. Equity Fund	$69,347,723
Vident Core U.S. Bond Strategy ETF	$446,909

K.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the reporting period, that materially impacted the amounts or disclosures in the Funds’ financial statements other than the below.

On March 28, 2019, a special meeting of the shareholders of the Funds was held at the offices of the Trust for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the Funds, and Vident Advisory, LLC (“Vident Advisory”), a wholly-owned subsidiary of Vident Financial, LLC (“Vident Financial”), the Funds’ index provider and a new investment sub-advisory agreement among the Trust, on behalf of the Funds, Vident Advisory and Vident Investment Advisory, LLC (the “Sub-Advisor”), also a wholly-owned subsidiary of Vident Financial.

Below are the voting results from the special meeting of the Funds (Unaudited):

	For	Against	Abstain

Vident International Fund
New investment advisory agreement	20,125,495	15,850	1,481
New investment sub-advisory agreement	20,124,119	16,615	2,092

Vident Core U.S. Equity Fund
New investment advisory agreement	14,222,557	7,641	456
New investment sub-advisory agreement	14,222,557	7,641	456

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

	For	Against	Abstain
Vident Core U.S. Bond Strategy ETF
New investment advisory agreement	8,725,975	525	550
New investment sub-advisory agreement	8,725,611	889	550

L.
New Accounting Pronouncements.  In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Vident Investment Advisory, LLC is the Sub-Adviser (the “Sub-Adviser”) for the Funds. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration, securities lending and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. Effective January 31, 2018, for services provided to the Funds, Vident International Equity Fund pays the Adviser 0.61%, Vident Core U.S. Equity Fund pays the Adviser 0.50%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets. Prior to January 31, 2018, Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF paid the Adviser 0.68%, 0.55% and 0.45%, respectively, at an annual rate based on each Fund’s average daily net assets. Prior to March 1, 2015, Vident International Equity Fund paid the Adviser 0.75% at an annual rate based on the Fund’s average daily net

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

assets. From January 1, 2018 to January 31, 2018 the Adviser contractually waived 0.07%, 0.05% and 0.04% of their adviser fee from the Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF, respectively. Fees waived under this waiver are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon acts as Vident International Equity Fund’s securities lending agent and the Custodian acts as Vident Core U.S. Equity Fund’s securities lending agent (the “Securities Lending Agents”). Bank of New York Mellon acts as Vident International Equity Fund’s sub-custodian in connection with the Fund’s international investments (the “Sub-Custodian”). Prior to December 6, 2016, Bank of New York Mellon acted as securities lending agent for Vident International Equity Fund. From December 6, 2016 through September 5, 2017, U.S. Bank N.A. acted as securities lending agent for Vident International Equity Fund.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

Vident International Equity Fund and Vident Core U.S. Equity Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of the end of the reporting period, Vident International Equity Fund and Vident Core U.S. Equity Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian and Sub-Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents. Non-cash collateral received by Vident International Equity Fund was in the form of U.S. Treasury Bills, Notes and Bonds with a value of $3,663,583.

As of the end of the reporting period, the values of the securities on loan and payable for collateral due to brokers were as follows:

	Value of	Payable for Collateral
	Securities	Received (excludes
Fund	on Loan	non-cash collateral)
Vident International Equity Fund	$19,763,606	$20,066,845
Vident Core U.S. Equity Fund	$12,405,411	$12,725,604

Vident International Equity Fund receives cash as collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various repurchase agreements and short-term money markets with selected commercial banks and broker dealers, under which the Fund acquires U.S. Government obligations, as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the reporting period. The Schedule of Investments for the Fund includes the particular cash collateral holdings as of the end of the reporting period.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

earned on collateral investments and recognized by the Funds during the current fiscal period, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$88,649
Vident Core U.S. Equity Fund	$30,641

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund
	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Repurchase agreements
collateralized by various
U.S. government
obligations	$18,678,845	$—	$—	$—	$18,678,845
U.S. Treasury Bills,
Notes, Bonds	$—	$—	$—	$3,663,583	$3,663,583
Money Markets	$1,388,000	$—	$—	$—	$1,388,000
Total Borrowings	$20,066,845	$—	$—	$3,663,583	$23,730,428

Vident Core U.S. Equity Fund
	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$12,725,604	$—	$—	$—	$12,725,604
Total Borrowings	$12,725,604	$—	$—	$—	$12,725,604

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$216,720,751	$217,760,029
Vident Core U.S. Equity Fund	$186,120,404	$186,532,308
Vident Core U.S. Bond Strategy ETF	$1,085,173,027	$1,333,663,505

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Vident International Equity Fund	$23,646,498	$20,659,140
Vident Core U.S. Equity Fund	$3,097,916	$89,415,955
Vident Core U.S. Bond Strategy ETF	$7,087,635	$21,332,426

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the period.  Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $737,657,755 of purchases and $831,139,186 of sales of U.S. Government securities during the current fiscal period.

NOTE 6 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2018, were as follows:

	Vident	Vident	Vident Core
	International	Core U.S.	U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
Tax cost of investments	$606,661,856	$613,734,454	$589,166,677
Gross tax unrealized appreciation	71,514,124	103,526,712	1,844,988
Gross tax unrealized depreciation	(58,126,146)	(24,034,334)	(6,634,862)
Net tax unrealized
appreciation/ (depreciation)	13,387,978	79,492,378	(4,789,874)
Undistributed ordinary income	3,505,903	1,461,554	3,183,977
Undistributed long-term capital gain	—	—	—
Accumulated gain/(loss)	3,505,903	1,461,554	3,183,977
Other accumulated gain/(loss)	(103,944,514)	(56,546,451)	(21,283,205)
Distributable earnings/
(accumulated deficit)	$(87,050,633)	$24,407,481	$(22,889,102)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At August 31, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Vident International Equity Fund	$96,253,302	$7,652,599	Indefinite
Vident Core U.S. Equity Fund	$54,642,579	$1,903,872	Indefinite
Vident Core U.S. Bond Strategy ETF	$15,848,440	$5,434,765	Indefinite

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2018, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$16,139,876	$—
Vident Core U.S. Equity Fund	$7,946,564	$—
Vident Core U.S. Bond Strategy ETF	$13,197,299	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2017, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$14,113,970	$—
Vident Core U.S. Equity Fund	$4,656,562	$—
Vident Core U.S. Bond Strategy ETF	$14,142,492	$1,692,852

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000; Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed creation fee, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International

VIDENT FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited) (Continued)

Equity Fund and Vident Core U.S. Equity Fund and up to a maximum of 3% in Vident Core U.S. Bond Strategy ETF as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Thrivent Trust Company, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended February 28, 2019 (Unaudited)

As a shareholder of Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (the ”Funds“) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled ”Expenses Paid During the Period“ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended February 28, 2019 (Unaudited) (Continued)

Vident International Equity Fund
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2018	February 28, 2019	the Period(a)	Expense Ratio
Actual	$1,000.00	$ 990.70	$3.01	0.61%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,021.77	$3.06	0.61%

Vident Core U.S. Equity Fund
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2018	February 28, 2019	the Period(a)	Expense Ratio
Actual	$1,000.00	$ 900.10	$2.36	0.50%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

Vident Core U.S. Bond Strategy ETF
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2018	February 28, 2019	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,021.40	$2.05	0.41%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.76	$2.06	0.41%

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period. See Note 3.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	95.27%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2018 was as follows:

Vident International Equity Fund	0.43%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT-TERM CAPITAL GAIN
(Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FOREIGN TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2018.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$2,117,677	$0.0875	100.00%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Vident International Equity Fund
Vident Core U.S. Equity Fund
Vident Core U.S. Bond Strategy ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 9-10, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “New Agreements”):

•
an Investment Advisory Agreement (the “New Advisory Agreement”) between Vident Advisory, LLC (“Vident Advisory” or the “Adviser”) and the Trust on behalf of the Vident Core U.S. Bond Strategy ETF, the Vident Core U.S. Equity Fund, and the Vident International Equity Fund (each, a “Fund” and, together, the “Funds”); and

•	an Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Funds, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

The Board considered that the New Agreements would also require approval by the vote of a majority of the outstanding voting securities of each Fund, and that, pending the requisite approvals, the New Agreements were expected to become effective on or about April 1, 2019.

In addition, at the Meeting the Board considered the renewal of the following agreements (collectively, the “Former Agreements”):

•	the Investment Advisory Agreement (the “Former Advisory Agreement”) between Exchange Traded Concepts, LLC (“ETC”) and the Trust, on behalf of the Funds; and

•	the Investment Sub-Advisory Agreement (the “Former Sub-Advisory Agreement”) between ETC, the Trust, on behalf of the Funds, and VIA.

The Board considered that the renewal of the Former Agreements would enable ETC and VIA to continue providing investment advisory services to the Funds while the Trust solicited the approval by each Fund’s shareholders for the New Agreements.

The Board considered that the New Advisory Agreement would replace the Former Advisory Agreement and that ETC had served as the investment adviser to the Funds since their inception. The Board also considered that the New Sub-Advisory Agreement would enable VIA to continue serving as each Fund’s sub-adviser following the termination of the Former Sub-Advisory Agreement, which would terminate automatically due to the expected change in the Funds’ investment adviser.

Prior to the Meeting, the Board, including the Trustees who are not parties to the New Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from Vident Advisory, ETC, and VIA regarding, among other things: (i) the nature, extent, and quality of the services to

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

be provided by each firm; (ii) the historical performance of the Funds; (iii) the expected cost and profits realized from providing such services, including any fall-out benefits enjoyed by each firm or its affiliates; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from Vident Advisory, ETC, and VIA, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the New Agreements and Former Agreements. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the New Agreements and Former Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the New Advisory Agreement with Vident Advisory

Nature, Extent, and Quality of Services to be Provided. The Board considered Vident Advisory’s specific responsibilities in all aspects of day-to-day management of each Fund, noting that the services to be provided under the New Advisory Agreement were identical in all material respects to those services provided under the Former Advisory Agreement.

In considering the nature, extent, and quality of the services to be provided by Vident Advisory, the Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), which had been filed with the SEC and was expected to be declared effective by the SEC upon the SEC’s resumption of normal operations following the lapse in appropriations and government shutdown that began on or about December 21, 2018. The Board noted that Vident Advisory would not commence managing the Funds prior to the effectiveness of its registration form with the SEC.

The Board also considered the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff, as well as a presentation by the executive officers of Vident Advisory and Vident Financial regarding the firms’ history, resources, ownership, key personnel, and compliance program. Although the Board recognized that the Adviser has not operated previously as an SEC-registered investment adviser, the Board also considered the experience of the Adviser’s staff, including with respect to their roles with Vident Financial, LLC, the Funds’ index provider, and VIA, and consequently, their familiarity with the Funds’ underlying indexes and Fund portfolios.

The Board also considered other services to be provided to the Funds by the Adviser, such as overseeing the activities of the Funds’ investment sub-adviser, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Funds by the Adviser.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Historical Performance. The Board then considered the past performance of the Funds. The Board considered that, because the Adviser had not previously been the Funds’ investment adviser, the performance of the Funds was not directly relevant to their consideration of the New Advisory Agreement.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid to the Adviser for its services to be provided to the Funds under the New Advisory Agreement and noted that such fees were identical to those in the Former Advisory Agreement. The Board then reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to an appropriate universe of peer funds (each, a “Category Peer Group”).

Vident Core U.S. Bond Strategy ETF: The Board compared the Fund’s expense ratio to those of the universe of U.S.-listed Intermediate-Term Bond ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was significantly above the median for its Category Peer Group. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Vident Core U.S. Equity Fund: The Board compared the Fund’s expense ratio to those of the universe of U.S.-listed Mid-Cap Value ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was above the median for the Category Peer Group, but significantly less than the most expensive funds included in the Category Peer Group. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Vident International Equity Fund: The Board compared the Fund’s expense ratio to those of the universe of U.S.-listed Foreign Large Blend ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was above the median for the Category Peer Group, but significantly less than the most expensive funds included in the Category Peer Group. The Board further noted that the peer group contained a number of funds that are part of large fund families and may not allow for an apt comparison because such funds may benefit from an unusually low cost structure based on the scale of their fund family.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning that the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser and its affiliates from the Adviser’s relationship with the Funds, taking into account an analysis of the Adviser’s estimated profitability with respect to each Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the New Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board noted the responsibilities that VIA would continue to have as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board noted that the services to be provided under the New Sub-Advisory Agreement were identical in all material respects to those services provided under the Former Sub-Advisory Agreement.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance infrastructure and the prior determination of the Trust’s Chief Compliance Officer that the Sub-Adviser has appropriate compliance policies and procedures in place. The Board noted that it had previously received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

management of each Fund. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be providing sub-advisory services.

After discussion, the Independent Trustees concluded that the Sub-Adviser has the appropriate personnel and compliance policies and procedures to perform its duties under the New Sub-Advisory Agreement and that the nature, overall quality, cost, and extent of such services was expected to be satisfactory.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance as of December 31, 2018. The Board considered that, because each Fund is designed to track the performance of an index, the relevant consideration is the extent to which each Fund tracked its respective index before fees and expenses. The Board also noted that the performance of each index does not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a Fund seeking to replicate some or all of the holdings of an index.

Vident Core U.S. Bond Strategy ETF: The Board noted that for the one-year, three-year, and since inception periods, the Fund slightly underperformed its index before fees and expenses.

Vident Core U.S. Equity Fund: The Board noted that for the one-year, three-year, and since inception periods, the Fund’s performance was in line with its index before fees and expenses.

Vident International Equity Fund: The Board noted that for the one-year and three-year periods, the Fund’s performance was in line with its index before fees and expenses, although it slightly underperformed its index for the five-year and since inception periods.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees to be paid by the Adviser to VIA for its services to the Funds under the New Sub-Advisory Agreement. The Board considered that the fees to be paid to VIA would be paid by the Adviser from the fee the Adviser receives from the Funds and noted that the asset-based fees paid to VIA under the New Sub-Advisory Agreement were the same as, or lower than, the fees paid under the Former Sub-Advisory Agreement and were comparable to the fees charged by VIA for providing similar services to other ETFs. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid by each Fund to the Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fees were reasonable.

The Board also evaluated the compensation and benefits expected to be received by VIA and its affiliates from VIA’s relationship with the Funds, taking into account an analysis of VIA’s profitability from servicing the Funds.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Funds as assets grow in size and noted that the proposed fee schedule includes breakpoints for the Vident International Equity Fund and Vident Core U.S.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Bond Strategy ETF as assets grow in size. The Board further noted that because the Funds pay the Adviser a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their respective shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Former Advisory Agreement with ETC

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Former Advisory Agreement, noting that ETC would continue to provide investment management services to the Funds until the New Agreements were approved by each Fund’s shareholders and became effective. In considering the nature, extent, and quality of the services provided by ETC, the Board considered the quality of ETC’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with ETC providing investment management services to the Funds. The Board noted that it had previously received a copy of ETC’s registration form (“Form ADV”), as well as ETC’s response to a detailed series of questions which included, among other things, information about the background and experience of the firm’s Chief Compliance Officer.

The Board also considered other services currently provided by ETC to the Funds, such as monitoring adherence to each Fund’s investment restrictions, providing oversight of the Funds’ sub-adviser, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance as of December 31, 2018. The Board considered that, because each Fund is designed to track the performance of an index, the relevant consideration is the extent to which each Fund tracked its respective index before fees and expenses. The Board also noted that the performance of each index does not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a Fund seeking to replicate some or all of the holdings of an index.

Vident Core U.S. Bond Strategy ETF: The Board noted that for the one-year, three-year, and since inception periods, the Fund slightly underperformed its index before fees and expenses.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Vident Core U.S. Equity Fund: The Board noted that for the one-year, three-year, and since inception periods, the Fund’s performance was in line with its index before fees and expenses.

Vident International Equity Fund: The Board noted that for the one-year and three-year periods, the Fund’s performance was in line with its index before fees and expenses, although it slightly underperformed its index for the five-year and since inception periods.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to an appropriate universe of peer funds (each, a “Category Peer Group”) as follows:

Vident Core U.S. Bond Strategy ETF: The Board compared the Fund’s expense ratio to those of the universe of Intermediate-Term Bond ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was significantly above the median for its Category Peer Group. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Vident Core U.S. Equity Fund: The Board compared the Fund’s expense ratio to those of the universe of Mid-Cap Value ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was above the median for the Category Peer Group, but significantly less than the most expensive funds included in the Category Peer Group. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Vident International Equity Fund: The Board compared the Fund’s expense ratio to those of the universe of Foreign Large Blend ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was above the median for the Category Peer Group, but significantly less than the most expensive funds included in the Category Peer Group. The Board further noted that the peer group contained a number of funds that are part of large fund families and may not allow for an apt comparison because such funds may benefit from an unusually low cost structure based on the scale of their fund family.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning a Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that ETC continued to be responsible for compensating the Trust’s other service providers and paying each ETC Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by ETC from its relationship with each Fund, taking into account analyses of ETC’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Former Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Former Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Former Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Former Sub-Advisory Agreement with VIA

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Funds under the Former Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Funds, as well as other ETFs. The Board noted the responsibilities that VIA has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s Chief Compliance Officer with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance as of December 31, 2018. The Board considered that, because each Fund is designed to track the performance of an index, the relevant consideration is the extent to which each Fund tracked its respective index before fees and expenses.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Vident Core U.S. Bond Strategy ETF: The Board noted that for the one-year, three-year, and since inception periods, the Fund slightly underperformed its index before fees and expenses.

Vident Core U.S. Equity Fund: The Board noted that for the one-year, three-year, and since inception periods, the Fund’s performance was in line with its index before fees and expenses.

Vident International Equity Fund: The Board noted that for the one-year and three-year periods, the Fund’s performance was in line with its index before fees and expenses, although it slightly underperformed its index for the five-year and since inception periods.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by ETC to VIA for its services to the Funds. The Board considered that the fees paid to VIA are paid by the adviser from the fee the adviser receives from the applicable Fund and noted that each fee reflected an arm’s-length negotiation between ETC and VIA. The Board also took into account analyses of VIA’s profitability with respect to each of the Funds. The Board considered the revenue earned by VIA’s parent company, which serves as index provider to each of the Funds, and determined that such revenue was not tied to VIA’s role as the Funds’ sub-adviser. Specifically, the Board noted that VIA’s parent company has been the Funds’ index provider since each Fund’s inception, including periods when VIA was not the Funds’ sub-adviser.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Funds as assets grow in size and noted that the proposed fee schedule includes breakpoints for the Vident International Equity Fund and Vident Core U.S. Bond Strategy ETF as assets grow in size. The Board further noted that because the Funds pay ETC a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to ETC, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their respective shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Former Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Former Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Former Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q or Part F of Form N-PORT. The Funds’ Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.videntfinancialsolutions.com.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.videntfinancialsolutions.com.

 (This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Roswell, Georgia  30076

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*/s/ Kristina R. Nelson
     Kristina R. Nelson, President (principal executive officer)

Date    April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Kristina R. Nelson
     Kristina R. Nelson, President (principal executive officer)

Date    April 25, 2019

By (Signature and Title)*/s/ Kristen M. Weitzel
     Kristen M. Weitzel, Treasurer (principal financial officer)

Date    April 25, 2019

* Print the name and title of each signing officer under his or her signature.